UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-5225
Oppenheimer Quest for Value Funds
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: October 31
Date of reporting period: 4/30/2012

Item 1. Reports to Stockholders.

April 30, 2012

Oppenheimer

Global Allocation Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Top Ten Common Stock Industries

Beverages	3.6%

Software	3.2

Internet Software & Services	3.0

Oil, Gas & Consumable Fuels	2.9

Pharmaceuticals	2.6

Commercial Banks	2.5

Communications Equipment	2.3

Semiconductors & Semiconductor Equipment	2.2

Hotels, Restaurants & Leisure	2.2

Food & Staples Retailing	2.0
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on net assets.
Top Ten Common Stock Holdings

Apple, Inc.	1.0%

Telefonaktiebolaget LM Ericsson, B Shares	0.9

eBay, Inc.	0.9

SAP AG	0.8

McDonald’s Corp.	0.7

Infosys Ltd.	0.7

Colgate-Palmolive Co.	0.7

Intuit, Inc.	0.6

QUALCOMM, Inc.	0.6

Fomento Economico Mexicano SA de CV, UBD	0.6
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on net assets. For more current Top 10 Fund Holdings, please visit oppenheimerfunds.com.
8 | OPPENHEIMER GLOBAL ALLOCATION FUND

*	Represents a value of less than 0.05%.
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on the total market value of investments.
Top Ten Geographical Holdings

United States	59.2%

United Kingdom	5.2

France	3.4

Germany	3.0

Japan	2.8

Brazil	2.7

India	2.6

Switzerland	2.6

Mexico	2.3

China	1.6
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on the total market value of investments.
Regional Allocation

United States/Canada	59.5%

Europe	20.8

Asia	11.4

Latin America	5.7

Middle East/Africa	1.6

Emerging Europe	1.0
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on the total market value of investments.
9 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. Prior to August 16, 2010, the Fund was managed by a sub-adviser, Oppenheimer Capital LLC, which is not affiliated with OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/1/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares does not include any contingent deferred sales charge on redemptions and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class I shares of the Fund were first publicly offered on 2/28/12. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $5 million or more per account and to retirement plan service provider platforms. There is no sales charge for Class I shares.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 5/1/00. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
10 | OPPENHEIMER GLOBAL ALLOCATION FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER GLOBAL ALLOCATION FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	November 1, 2011	April 30, 2012	April 30, 2012[1,2]

Class A	$1,000.00	$1,021.90	$6.81

Class B	1,000.00	1,017.80	11.05

Class C	1,000.00	1,017.90	10.39

Class I	1,000.00	986.80	1.64

Class N	1,000.00	1,019.70	8.02

Class Y	1,000.00	1,023.90	4.94

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,018.15	6.80

Class B	1,000.00	1,013.97	11.03

Class C	1,000.00	1,014.62	10.37

Class I	1,000.00	1,020.09	4.83

Class N	1,000.00	1,016.96	8.00

Class Y	1,000.00	1,019.99	4.93

1.	Actual expenses paid for Classes A, B, C, N and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Actual expenses paid for Class I are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 63/366 to reflect the period from February 28, 2012 (inception of offering) to April 30, 2012.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2012 for Classes A, B, C, N and Y and for the period from February 28, 2012 (inception of offering) to April 30, 2012 for Class I are as follows:

Class	Expense Ratios

Class A	1.35%

Class B	2.19

Class C	2.06

Class I	0.96

Class N	1.59

Class Y	0.98
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS April 30, 2012 / Unaudited

	Shares	Value

Wholly-Owned Subsidiary—0.6%
Oppenheimer Global Allocation Fund (Cayman) Ltd.[1,10] (Cost $11,703,770)	2,921	$10,833,828

Common Stocks—65.7%

Consumer Discretionary—9.8%

Auto Components—0.1%
Dana Holding Corp.	23,686	346,289

Johnson Controls, Inc.	53,430	1,708,157

		2,054,446

Automobiles—0.6%
Bayerische Motoren Werke (BMW) AG	21,986	2,089,872
Bayerische Motoren Werke (BMW) AG, Preference	120,359	7,487,985

PT Astra International Tbk	313,500	2,414,187

		11,992,044

Distributors—0.1%
CFAO	45,980	1,982,935

Diversified Consumer Services—0.5%
Ambow Education Holding Ltd., ADR[1]	26,190	184,901

Benesse Holdings, Inc.	30,600	1,517,735

Dignity plc	96,598	1,316,861

Estacio Participacoes SA	128,800	1,607,508

Kroton Educacional SA1,2	118,661	1,743,046

Kroton Educacional SA1,2	12,019	6,539

Kroton Educacional SA1,2	2,110	3,874

MegaStudy Co. Ltd.	9,978	930,588

New Oriental Education & Technology Group, Inc., Sponsored ADR[1]	57,580	1,539,113

Zee Learn Ltd.[1]	87,984	33,978

		8,884,143

Hotels, Restaurants & Leisure—2.2%
Carnival Corp.	208,160	6,763,118

Ctrip.com International Ltd., ADR[1]	147,750	3,201,743

Domino’s Pizza UK & IRL plc	272,150	1,941,152

Gaylord Entertainment Co., Cl. A1	4,663	146,791

Genting Berhad	354,100	1,209,978

Genting Singapore plc[1]	1,130,000	1,574,152

Home Inns & Hotels Management, Inc., ADR[1]	44,860	1,065,874

Jollibee Foods Corp.	653,730	1,735,745
13 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Hotels, Restaurants & Leisure Continued
Lottomatica SpA[1]	86,154	$1,594,304

McDonald’s Corp.[3]	138,875	13,533,369

William Hill plc	773,326	3,531,662

Yum! Brands, Inc.	59,030	4,293,252

		40,591,140

Household Durables—0.1%
SEB SA	17,580	1,401,122

Sony Corp.	43,600	706,757

		2,107,879

Internet & Catalog Retail—0.2%
Amazon.com, Inc.[1]	12,986	3,011,453

B2W Companhia Global do Varejo[1]	123,917	531,774

Yoox SpA[1]	64,150	917,084

		4,460,311

Leisure Equipment & Products—0.1%
Nintendo Co. Ltd.	13,500	1,828,917

Media—1.7%
Grupo Televisa SA, Sponsored GDR	351,590	7,724,432

McGraw-Hill Cos., Inc. (The)	98,620	4,849,145

SES, FDR	39,930	956,151

Time Warner Cable, Inc.	39,418	3,171,178

TV18 Broadcast Ltd.[1]	212,507	108,068

Walt Disney Co. (The)[3]	264,896	11,419,667

Zee Entertainment Enterprises Ltd.	1,830,159	4,386,131

		32,614,772

Multiline Retail—0.6%
Lojas Americanas SA, Preference	393,299	3,672,703

Pinault-Printemps-Redoute SA	33,080	5,532,600

Shinsegae Co. Ltd.	6,452	1,415,858

		10,621,161

Specialty Retail—1.7%
Abercrombie & Fitch Co., Cl. A	34,460	1,728,858

Bed Bath & Beyond, Inc.[1]	15,956	1,123,143

Hengdeli Holdings Ltd.	36,000	14,430

Hennes & Mauritz AB, Cl. B1	23,326	801,329

Industria de Diseno Textil SA	101,885	9,195,096
14 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Specialty Retail Continued
Kingfisher plc	298,030	$1,405,072

Limited Brands, Inc.	42,160	2,095,352

O’Reilly Automotive, Inc.[1]	31,221	3,292,567

Tiffany & Co.[3]	148,823	10,188,423

TJX Cos., Inc. (The)	62,666	2,613,799

		32,458,069

Textiles, Apparel & Luxury Goods—1.9%
Burberry Group plc	102,216	2,463,416

Coach, Inc.	60,704	4,441,105

Compagnie Financiere Richemont SA, Cl. A	16,730	1,034,047

Luxottica Group SpA	47,379	1,689,925

LVMH Moet Hennessy Louis Vuitton SA	56,730	9,397,929

Nike, Inc., Cl. B	43,801	4,900,018

Prada SpA, Unsponsored ADR[1]	431,100	2,913,424

Ralph Lauren Corp.	22,613	3,895,542

Swatch Group AG (The), Cl. B	3,921	1,808,330

Tod’s SpA	36,550	4,209,157

		36,752,893

Consumer Staples—9.2%

Beverages—3.6%
Anadolu Efes Biracilik ve Malt Sanayii AS	136,219	1,919,670

Anheuser-Busch InBev NV	3,619	260,840

Anheuser-Busch InBev NV, Sponsored ADR	23,950	1,739,249

Brown-Forman Corp., Cl. B	43,660	3,770,041

C&C Group plc	515,229	2,584,124

Carlsberg AS, Cl. B	101,259	8,727,422

Coca-Cola Co. (The)[3]	87,540	6,681,053

Companhia de Bebidas das Americas, Sponsored ADR, Preference	164,000	6,884,720

Diageo plc	112,504	2,831,863

East African Breweries Ltd.	25,098	63,310

Fomento Economico Mexicano SA de CV, Sponsored ADR	87,280	7,092,373

Fomento Economico Mexicano SA de CV, UBD	1,439,769	11,693,056

Grupo Modelo SA de CV, Series C	307,119	2,170,307

Heineken NV	16,807	919,150

Nigerian Breweries plc	1,965,316	1,375,159

Pernod-Ricard SA	21,780	2,260,569

SABMiller plc	155,930	6,550,437

		67,523,343
15 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Food & Staples Retailing—2.0%
Almacenes Exito SA	129,922	$2,101,009

Almacenes Exito SA, GDR[4]	132,800	2,128,412

BIM Birlesik Magazalar AS	53,368	2,225,882

Companhia Brasileira de Distribuicao Grupo Pao de Acucar,
Sponsored ADR	75,830	3,566,285

Costco Wholesale Corp.	67,357	5,938,867

Dairy Farm International Holdings Ltd.	93,228	966,774

E-Mart Co. Ltd.	25,967	6,147,303

Magnit	54,485	6,855,543

Magnit OJSC, Sponsored GDR	45,000	1,317,600

Shoppers Drug Mart Corp.	62,075	2,674,406

Sun Art Retail Group Ltd.[1]	32,000	42,482

Wal-Mart de Mexico SAB de CV, Series V	873,542	2,498,047

Woolworths Ltd.	35,224	952,040

Wumart Stores, Inc.	367,000	848,599

		38,263,249

Food Products—1.8%
Aryzta AG	52,554	2,646,084

Barry Callebaut AG	2,767	2,662,893

Mead Johnson Nutrition Co., Cl. A	16,860	1,442,542

Nestle SA	122,321	7,493,029

Nestle SA, Sponsored ADR	15,505	947,976

Tingyi Holding Corp. (Cayman Islands)	1,262,000	3,345,222

Unilever NV CVA	20,456	700,496

Unilever NV, NY Shares	28,211	969,048

Unilever plc	326,493	11,143,088

Want Want China Holdings Ltd.	2,542,000	3,119,079

		34,469,457

Household Products—1.0%
Colgate-Palmolive Co.[3]	131,966	13,056,716

Hindustan Unilever Ltd.	244,469	1,937,196

Reckitt Benckiser Group plc	35,792	2,083,578

Unilever Indonesia Tbk	870,500	1,880,140

		18,957,630

Personal Products—0.5%
Colgate-Palmolive (India) Ltd.	83,171	1,750,142

Dabur India Ltd.	365,790	776,349
16 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Personal Products Continued
Estee Lauder Cos., Inc. (The), Cl. A	21,410	$1,399,144

L’Oreal SA	6,830	821,723

Marico Ltd.	366,468	1,225,977

Natura Cosmeticos SA	128,900	2,912,532

		8,885,867

Tobacco—0.3%
Eastern Tobacco Co.	11,957	179,931

Philip Morris International, Inc.	55,903	5,003,878

		5,183,809

Energy—4.8%

Energy Equipment & Services—1.9%
Cameron International Corp.[1]	35,240	1,806,050

Ensco plc, Sponsored ADR	64,240	3,510,716

Eurasia Drilling Co. Ltd., GDR	49,090	1,399,065

National Oilwell Varco, Inc.	52,200	3,954,672

Saipem SpA	27,168	1,342,109

Schlumberger Ltd.	82,781	6,137,383

Schoeller-Bleckmann Oilfield Equipment AG	11,677	1,039,007

Technip SA	85,950	9,753,742

Tenaris SA, ADR	85,780	3,361,718

Transocean Ltd.	77,560	3,908,248

		36,212,710

Oil, Gas & Consumable Fuels—2.9%
Apache Corp.	28,630	2,746,762

BG Group plc	201,610	4,745,940

Cairn Energy plc	85,677	478,038

Chevron Corp.	49,972	5,325,016

China Shenhua Energy Co. Ltd.[1]	661,500	2,937,196

CNOOC Ltd.	1,286,000	2,725,316

ConocoPhillips	23,253	1,665,612

Exxon Mobil Corp.	27,783	2,398,784

Galp Energia SGPS SA, Cl. B	73,376	1,154,847

Noble Energy, Inc.	21,550	2,140,346

NovaTek OAO, Sponsored GDR[2,4]	10,700	1,359,970

NovaTek OAO, Sponsored GDR[2]	36,800	4,677,280

Occidental Petroleum Corp.	67,736	6,178,878

Petroleo Brasileiro SA, Sponsored ADR	128,100	2,838,696
17 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Royal Dutch Shell plc, ADR	47,370	$3,388,850

Total SA	92,210	4,402,635

Tsakos Energy Navigation Ltd.	20,450	129,858

Tullow Oil plc	216,730	5,395,563

YPF SA, Sponsored ADR	33,500	488,430

		55,178,017

Financials—7.5%

Capital Markets—1.4%
BinckBank NV	134,598	1,273,894

Credit Suisse Group AG	186,794	4,380,124

Egyptian Financial Group-Hermes Holding SAE[1]	267,892	600,904

Goldman Sachs Group, Inc. (The)	55,975	6,445,521

ICAP plc	484,360	2,984,704

Invesco Ltd.	92,630	2,300,929

T. Rowe Price Group, Inc.	29,416	1,856,591

Tullett Prebon plc	246,470	1,373,989

UBS AG1	420,944	5,254,554

		26,471,210

Commercial Banks—2.5%
Akbank TAS	262,450	974,334

Banco Bilbao Vizcaya Argentaria SA	531,697	3,593,632

Banco Davivienda SA, Preference	98,078	1,133,052

Banco Santander Chile SA	10,207,691	806,978

Bancolombia SA, Sponsored ADR	22,510	1,526,853

Brunello Cucinelli SpA[1]	21,450	340,720

Commercial International Bank	265,369	1,123,327

Credicorp Ltd.	12,810	1,676,957

Grupo Financiero Inbursa SA de CV	625,575	1,375,925

Guaranty Trust Bank plc	2,180,011	221,950

HDFC Bank Ltd., ADR	117,390	4,029,999

ICICI Bank Ltd., Sponsored ADR	227,810	7,720,481

Itau Unibanco Holding SA, ADR, Preference	197,250	3,094,853

Siam Commercial Bank Public Co. Ltd.	434,300	2,181,554

Societe Generale SA, Cl. A	65,510	1,548,737

Standard Bank Group Ltd.	104,159	1,537,593

Standard Chartered plc	50,777	1,241,036

Sumitomo Mitsui Financial Group, Inc.	101,500	3,255,898
18 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Commercial Banks Continued
Turkiye Garanti Bankasi AS1	377,517	$1,388,618

U.S. Bancorp	123,968	3,988,051

Wells Fargo & Co.	131,584	4,398,853

Zenith Bank plc	2,029,130	182,602

		47,342,003

Consumer Finance—0.3%
American Express Co.	93,336	5,619,761

Diversified Financial Services—1.0%
BM&F BOVESPA SA	1,563,900	8,737,788

Haci Omer Sabanci Holding AS	913,881	3,798,623

Hong Kong Exchanges & Clearing Ltd.	143,600	2,287,559

JPMorgan Chase & Co.	99,732	4,286,481

		19,110,451

Insurance—1.5%
AIA Group Ltd.	835,800	2,958,824

Allianz SE	49,758	5,544,474

Chubb Corp.	35,328	2,581,417

Dai-ichi Life Insurance Co.	3,316	4,144,386

Fidelity National Financial, Inc., Cl. A	110,600	2,131,262

Marsh & McLennan Cos., Inc.	61,000	2,040,450

Prudential Financial, Inc.	38,980	2,359,849

Prudential plc	538,922	6,598,991

		28,359,653

Real Estate Management & Development—0.5%
DLF Ltd.	478,484	1,690,481

Hang Lung Group Ltd.	228,500	1,429,152

Hang Lung Properties Ltd.	594,570	2,191,340

Medinet Nasr for Housing & Development Co.[1]	19,888	55,335

SM Prime Holdings, Inc.	11,807,683	4,670,495

		10,036,803

Thrifts & Mortgage Finance—0.3%
Housing Development Finance Corp. Ltd.	372,502	4,761,240

Health Care—5.7%

Biotechnology—1.2%
Alexion Pharmaceuticals, Inc.[1]	10,660	962,811

Amgen, Inc.	54,850	3,900,384

Amylin Pharmaceuticals, Inc.[1,3]	171,920	4,454,447
19 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Biotechnology Continued
CSL Ltd.	75,600	$2,887,757

Gilead Sciences, Inc.[1]	46,170	2,401,302

Grifols SA1	129,704	3,266,379

Grifols SA, Cl. B1	11,665	217,717

Theravance, Inc.[1]	92,300	1,997,372

ThromboGenics NV1	20,156	634,728

Vertex Pharmaceuticals, Inc.[1]	47,030	1,809,714

		22,532,611

Health Care Equipment & Supplies—1.0%
Baxter International, Inc.[3]	90,639	5,022,307

Covidien plc	46,703	2,579,407

DiaSorin SpA	16,588	437,173

Essilor International SA	20,120	1,772,145

Smith & Nephew plc	60,216	592,700

Sonova Holding AG	12,271	1,354,657

Straumann Holding AG	2,096	347,775

William Demant Holding AS1	16,584	1,565,391

Zimmer Holdings, Inc.	81,570	5,133,200

		18,804,755

Health Care Providers & Services—0.8%
Aetna, Inc.	129,710	5,712,428

Sonic Healthcare Ltd.	177,100	2,326,913

WellPoint, Inc.[3]	101,680	6,895,938

		14,935,279

Life Sciences Tools & Services—0.1%
Mettler-Toledo International, Inc.[1]	8,337	1,494,991

Pharmaceuticals—2.6%
Allergan, Inc.[3]	78,119	7,499,424

Bayer AG	68,729	4,840,852

Bristol-Myers Squibb Co.[3]	209,557	6,992,917

BTG plc[1]	101,730	627,207

Cipla Ltd.	152,084	900,383

Johnson & Johnson	29,177	1,899,131

Mitsubishi Tanabe Pharma Corp.	127,500	1,767,903

Novo Nordisk AS, Cl. B	21,376	3,153,038

Novo Nordisk AS, Sponsored ADR	20,674	3,039,491

Perrigo Co.	17,580	1,844,142
20 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Pharmaceuticals Continued
Pfizer, Inc.	189,884	$4,354,040

PT Kalbe Farma Tbk	1,064,000	465,981

Roche Holding AG	61,016	11,145,728

Sun Pharmaceutical Industries Ltd.	145,264	1,662,405

		50,192,642

Industrials—8.9%

Aerospace & Defense—1.8%
Embraer SA	253,200	2,174,479

Embraer SA, ADR	214,470	7,429,241

European Aeronautic Defense & Space Co.	257,630	10,171,041

General Dynamics Corp.	33,010	2,228,175

Honeywell International, Inc.	48,600	2,948,076

Precision Castparts Corp.	13,040	2,299,865

United Technologies Corp.	75,202	6,139,491

		33,390,368

Air Freight & Logistics—0.3%
United Parcel Service, Inc., Cl. B	73,541	5,746,494

Building Products—0.4%
Assa Abloy AB, Cl. B	232,356	6,772,282

Commercial Services & Supplies—0.4%
Aggreko plc	55,699	2,034,770

De La Rue plc	64,670	1,023,817

Edenred	58,090	1,855,441

Mulitplus SA	10,400	226,316

Prosegur Compania de Seguridad SA	44,698	2,552,447

		7,692,791

Construction & Engineering—0.4%
FLSmidth & Co. AS	34,209	2,404,284

Koninklijke Boskalis Westminster NV	51,658	1,884,540

Leighton Holdings Ltd.	57,000	1,216,216

Outotec OYJ	39,207	2,107,066

Trevi Finanziaria Industriale SpA	147,901	832,440

		8,444,546

Electrical Equipment—1.1%
ABB Ltd.	91,345	1,664,569

Alstom	27,880	995,688

Ceres Power Holdings plc[1]	793,283	81,751
21 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Electrical Equipment Continued
Emerson Electric Co.	110,268	$5,793,481

Legrand SA	60,370	2,037,745

Nidec Corp.	77,900	6,990,009

Prysmian SpA	107,285	1,746,758

Schneider Electric SA1	25,870	1,589,266

		20,899,267

Industrial Conglomerates—1.5%
3M Co.	60,980	5,449,173

Danaher Corp.	52,180	2,829,200

Enka Insaat ve Sanayi AS	736,705	2,307,119

General Electric Co.	116,252	2,276,214

Siemens AG	122,728	11,366,953

SM Investments Corp.	130,159	2,154,930

Tyco International Ltd.	35,822	2,010,689

		28,394,278

Machinery—1.6%
Aalberts Industries NV	217,986	4,185,380

Atlas Copco AB, Cl. A	58,918	1,402,538

Caterpillar, Inc.	53,835	5,532,623

Cummins, Inc.	25,897	2,999,650

Deere & Co.	38,475	3,168,801

Fanuc Ltd.	25,700	4,374,537

Joy Global, Inc.	29,554	2,091,537

Parker-Hannifin Corp.	32,666	2,864,482

Shanghai Zhenhua Port Machinery Co. Ltd., B Shares[1]	557,220	255,207

Vallourec SA	38,130	2,292,968

Weir Group plc (The)	59,970	1,659,399

		30,827,122

Professional Services—0.3%
Experian plc	345,027	5,445,467

Road & Rail—0.4%
All America Latina Logistica	200,400	907,301

Hunt (J.B.) Transport Services, Inc.	9,800	542,234

Union Pacific Corp.	47,171	5,303,907

		6,753,442
22 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Trading Companies & Distributors—0.5%
Brenntag AG	22,787	$2,838,346

Bunzl plc	258,539	4,292,340

Wolseley plc	60,590	2,303,911

		9,434,597

Transportation Infrastructure—0.2%
DP World Ltd.	202,620	2,301,827

Koninklijke Vopak NV	23,942	1,543,239

		3,845,066

Information Technology—15.4%

Communications Equipment—2.3%
Cisco Systems, Inc.	228,500	4,604,275

High Tech Computer Corp.	233,600	3,510,171

Juniper Networks, Inc.[1]	270,899	5,805,366

QUALCOMM, Inc.[3]	185,274	11,827,892

Telefonaktiebolaget LM Ericsson, B Shares[1]	1,768,886	17,527,533

		43,275,237

Computers & Peripherals—1.2%
Apple, Inc.[1,3]	32,223	18,825,966

Fusion-io, Inc.[1]	46,880	1,202,472

Gemalto NV	34,650	2,581,802

SanDisk Corp.[1]	14,600	540,346

		23,150,586

Electronic Equipment & Instruments—1.8%
Canon, Inc.	39,700	1,797,556

Corning, Inc.[3]	591,199	8,483,706

Hoya Corp.	235,900	5,436,573

Ibiden Co. Ltd.	19,400	395,963

Keyence Corp.	24,450	5,762,541

Kyocera Corp.	26,600	2,593,781

Murata Manufacturing Co. Ltd.	84,900	4,844,869

Omron Corp.	25,400	538,551

Phoenix Mecano AG	2,464	1,490,372

Synnex Technology International Corp.	851,000	1,995,772

		33,339,684

Internet Software & Services—3.0%
Baidu, Inc., ADR[1]	38,790	5,147,433

eAccess Ltd.	1,219	245,357
23 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Internet Software & Services Continued
eBay, Inc.[1,3]	396,357	$16,270,455

Google, Inc., Cl. A1,3	18,769	11,359,562

Mail.ru Group Ltd., GDR[1]	7,400	320,050

Netease.com, Inc., ADR[1]	13,050	787,176

NHN Corp.	43,995	9,965,906

Telecity Group plc[1]	188,860	2,473,466

Tencent Holdings Ltd.	164,800	5,158,090

United Internet AG	79,086	1,564,007

Yandex NV, Cl. A1	94,060	2,231,103

Youku, Inc., Sponsored ADR[1]	14,410	346,416

		55,869,021

IT Services—1.7%
Accenture plc, Cl. A	33,859	2,199,142

Automatic Data Processing, Inc.	43,300	2,408,346

Infosys Ltd.	286,179	13,370,044

International Business Machines Corp.	32,883	6,809,412

Tata Consultancy Services Ltd.	131,415	3,098,178

Teradata Corp.[1]	22,240	1,551,907

Visa, Inc., Cl. A	27,988	3,441,964

		32,878,993

Semiconductors & Semiconductor Equipment—2.2%
Altera Corp.	212,850	7,571,075

Analog Devices, Inc.	49,570	1,932,239

ARM Holdings plc	182,610	1,546,667

Broadcom Corp., Cl. A	132,516	4,850,086

Epistar Corp.	623,000	1,499,564

Intel Corp.	54,625	1,551,350

Maxim Integrated Products, Inc.	226,290	6,693,658

Taiwan Semiconductor Manufacturing Co. Ltd.	2,640,000	7,799,312

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	271,142	4,224,392

Texas Instruments, Inc.	129,158	4,125,307

		41,793,650

Software—3.2%
Adobe Systems, Inc.[1]	155,550	5,220,258

Aveva Group plc	33,600	908,462

Compugroup Medical AG	30,741	473,245
24 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value

Software Continued
Dassault Systemes SA	30,020	$2,913,545

Intuit, Inc.[3]	209,606	12,150,860

Microsoft Corp.[3]	350,231	11,214,397

Oracle Corp.[3]	186,889	5,492,668

Sage Group plc (The)	329,170	1,528,377

Salesforce.com, Inc.[1]	1,380	214,907

SAP AG	223,142	14,795,201

Temenos Group AG1	151,712	2,841,518

Vmware, Inc., Cl. A1	21,865	2,442,758

		60,196,196

Materials—2.4%

Chemicals—1.2%
Asian Paints Ltd.	21,092	1,411,523

Ecolab, Inc.	64,113	4,083,357

Filtrona plc	430,085	3,241,447

Linde AG	19,249	3,294,543

LyondellBasell Industries NV, Cl. A	3,562	148,820

Monsanto Co.	42,801	3,260,580

Mosaic Co. (The)	16,150	853,043

Orica Ltd.	36,200	1,008,559

Praxair, Inc.	35,642	4,123,779

Sika AG	571	1,209,754

		22,635,405

Construction Materials—0.2%
James Hardie Industries SE, CDI	352,300	2,749,419

Metals & Mining—1.0%
Anglo American Platinum Ltd.	35,360	2,292,633

Anglo American plc	92,787	3,565,835

Freeport-McMoRan Copper & Gold, Inc., Cl. B	19,190	734,977

Iluka Resources Ltd.	150,000	2,647,407

Impala Platinum Holdings Ltd.	210,400	4,095,212

Real Gold Mining Ltd.	273,000	93,526

Rio Tinto plc	32,264	1,797,302

Vale SA, Sponsored ADR, Preference	204,600	4,425,498

		19,652,390

Paper & Forest Products—0.0%
AbitibiBowater, Inc.[1]	5,078	67,284
25 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Telecommunication Services—1.7%

Diversified Telecommunication Services—0.6%
AT&T, Inc.	70,228	$2,311,203

BT Group plc	1,707,545	5,841,645

Inmarsat plc	182,460	1,302,313

Verizon Communications, Inc.	23,283	940,168

		10,395,329

Wireless Telecommunication Services—1.1%
America Movil SAB de CV, ADR, Series L3	422,030	11,247,100

KDDI Corp.	746	4,880,394

MTN Group Ltd.	218,489	3,819,521

Philippine Long Distance Telephone Co.	18,770	1,150,563

		21,097,578

Utilities—0.3%

Electric Utilities—0.2%
Fortum OYJ	124,215	2,671,874

NextEra Energy, Inc.	31,757	2,043,563

		4,715,437

Multi-Utilities—0.1%
Xcel Energy, Inc.	35,500	960,630

Total Common Stocks (Cost $1,158,617,248)		1,241,106,750

Preferred Stocks—0.0%
Ally Financial, Inc., 7% Cum., Series G, Non-Vtg. (Cost $433,736)	473	401,488

Units

Rights, Warrants and Certificates—0.0%
Duluth Metals Ltd. Wts., Strike Price $0.001, Exp. 1/18/13[1] (Cost $1,767)	13,972	—

	Principal
	Amount

Mortgage-Backed Obligations—0.0%
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass- Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37 (Cost $470,600)	$544,041	497,405

Non-Convertible Corporate Bonds and Notes—7.6%
Accellent, Inc., 10% Sr. Unsec. Sub. Nts., 11/1/17	450,000	370,125

Actuant Corp., 5.625% Sr. Unsec. Unsub. Nts., 6/15/22[4]	465,000	479,531

Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20	1,400,000	1,550,500

AES Corp. (The):
7.375% Sr. Unsec. Nts., 7/1/21[4]	205,000	229,088
8% Sr. Unsec. Unsub. Nts., 10/15/17	430,000	492,350
26 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Affinion Group Holdings, Inc., 11.625% Sr. Unsec. Nts., 11/15/15	$470,000	$399,500

Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18	1,045,000	916,988

Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15[4,5]	1,007,597	811,116

AK Steel Corp., 7.625% Sr. Unsec. Unsub. Nts., 5/15/20	400,000	386,000

Alere, Inc.:
7.875% Sr. Unsec. Unsub. Nts., 2/1/16	450,000	470,813
8.625% Sr. Unsec. Sub. Nts., 10/1/18	450,000	468,000

Aleris International, Inc., 7.625% Sr. Unsec. Nts., 2/15/18	985,000	1,031,788

Allison Transmission, Inc., 7.125% Sr. Unsec. Nts., 5/15/19[4]	145,000	152,613

Ally Financial, Inc., 8% Sr. Unsec. Unsub. Nts., 3/15/20	700,000	803,618

Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15[6]	390,000	373,425

AMC Entertainment, Inc., 8.75% Sr. Unsec. Nts., 6/1/19	370,000	396,363

American Airlines 2011-2 Class A Pass-Through Trust, 8.625% Sec. Certificates, 4/15/23	1,077,231	1,136,478

American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16[4]	320,000	291,200

AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75% Sr. Unsec. Nts., 5/20/20	780,000	799,500

AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18[4]	265,000	274,275

Amkor Technologies, Inc., 6.625% Sr. Unsec. Nts., 6/1/21	770,000	793,100

Anixter, Inc., 5.625% Sr. Unsec. Nts., 5/1/19	290,000	297,975

Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts., 12/1/17	805,000	883,488

Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15[4]	1,500,000	1,575,000

Associated Materials LLC, 9.125% Sr. Sec. Nts., 11/1/17[4]	400,000	362,000

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 8.75% Sr. Unsec. Sub. Nts., 6/15/18	640,000	692,800

ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15	210,000	162,750

Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19[4]	770,000	773,850

BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20	325,000	361,563

Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15	440,000	404,800
9.125% Sr. Unsec. Nts., 5/15/19	395,000	332,788

Berry Plastics Corp., 9.75% Sec. Nts., 1/15/21	740,000	812,150

Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts., 10/1/19	305,000	309,575

Boyd Gaming Corp., 9.125% Sr. Unsec. Nts., 12/1/18	735,000	775,425

Breitburn Energy Partners LP/Breitburn Finance Corp., 8.625% Sr. Unsec. Nts., 10/15/20	900,000	963,000

Building Materials Corp. of America, 6.75% Sr. Nts., 5/1/21[4]	225,000	234,844

Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17[4]	650,000	664,625

Burger King Corp., 9.875% Sr. Unsec. Unsub. Nts., 10/15/18	340,000	388,025
27 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Burlington Coat Factory Warehouse Corp., 10% Sr. Unsec. Nts., 2/15/19	$195,000	$209,625

Calpine Corp.:
7.50% Sr. Sec. Nts., 2/15/21[4]	530,000	569,750
7.875% Sr. Sec. Nts., 1/15/23[4]	215,000	232,738

Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15[5]	228,058	236,040

Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16[4,7]	560,000	302,400

CDW LLC/CDW Finance Corp., 12.535% Sr. Unsec. Sub. Nts., 10/12/17	685,000	750,075

Central Garden & Pet Co., 8.25% Sr. Sub. Nts., 3/1/18	50,000	51,813

Cequel Communications Holdings I LLC, 8.625% Sr. Unsec. Nts., 11/15/17[4]	700,000	759,500

Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15	785,000	751,638

Chaparral Energy, Inc., 9.875% Sr. Unsec. Nts., 10/1/20	700,000	789,250

Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125% Sr. Unsec. Unsub. Nts., 7/15/22	775,000	749,813

Chester Downs & Marina LLC, 9.25% Sr. Sec. Nts., 1/15/20[4]	375,000	395,625

Chiron Merger Sub, Inc., 10.50% Sec. Nts., 11/1/18[4]	460,000	476,675

Cimarex Energy Co., 5.875% Sr. Unsec. Unsub. Nts., 5/1/22	1,175,000	1,219,063

Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17	535,000	556,400
8.75% Sr. Unsec. Sub. Nts., 3/15/18	765,000	721,013

CIT Group, Inc., 7% Sec. Bonds, 5/2/17[6]	1,515,000	1,520,681

CKE Restaurants, Inc., 11.375% Sec. Nts., 7/15/18	335,000	387,763

Clear Channel Communications, Inc., 5.75% Sr. Unsec. Unsub. Nts., 1/15/13	1,270,000	1,266,825

Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16[4]	485,000	517,131

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50% Sr. Unsec. Unsub. Nts., 12/15/19	150,000	153,375

CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16[4]	180,000	192,825

Commercial Vehical Group, Inc., 7.875% Sec. Nts., 4/15/19	400,000	402,000

Continental Resources, Inc., 5% Sr. Unsec. Nts., 9/15/22[4]	470,000	477,638

Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20	965,000	908,306

CSC Holdings LLC, 6.75% Sr. Unsec. Nts., 11/15/21[4]	715,000	745,388

Cumulus Media Holdings, Inc., 7.75% Sr. Unsec. Unsub. Nts., 5/1/19	480,000	456,600

Dean Foods Co., 9.75% Sr. Unsec. Unsub. Nts., 12/15/18	400,000	448,250

Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15[4]	525,000	573,563

DineEquity, Inc., 9.50% Sr. Unsec. Unsub. Nts., 10/30/18	400,000	444,000

DISH DBS Corp., 7.875% Sr. Unsec. Nts., 9/1/19	680,000	790,500

DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14	185,000	189,625

DuPont Fabros Technology LP, 8.50% Sr. Unsec. Nts., 12/15/17	340,000	376,550

DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17	1,485,000	1,280,813

Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15	485,000	516,525
28 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20	$775,000	$847,656

Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts., 12/1/20	710,000	787,213

Entravision Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17	785,000	832,100

Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16[4]	260,000	280,475

FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19	790,000	801,850

Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Unsec. Nts., 5/1/21	300,000	275,250

Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18	410,000	422,300

FGI Operating Co. LLC/FGI Finance, Inc., 7.875% Sr. Sec. Nts., 5/1/20[4]	765,000	789,863

First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20[4]	700,000	764,750
12.625% Sr. Unsec. Nts., 1/15/21	800,000	806,000

First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18[4]	140,000	139,300

Forbes Energy Services Ltd., 9% Sr. Unsec. Nts., 6/15/19	650,000	633,750

Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17[4]	220,000	228,800

Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18[4]	700,000	770,875
10.75% Sr. Unsec. Nts., 8/1/20	712,000	793,880

Fresenius Medical Care US Finance II, Inc.:
5.625% Sr. Unsec. Nts., 7/31/19[4]	290,000	295,800
5.875% Sr. Unsec. Nts., 1/31/22[4]	145,000	147,719

Frontier Communications Corp.:
8.25% Sr. Unsec. Nts., 4/15/17	375,000	405,938
8.50% Sr. Unsec. Nts., 4/15/20	250,000	261,250

Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18	465,000	435,938

Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts., 5/1/17	590,000	588,525

Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts., 8/15/20	720,000	765,000

Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15	710,000	749,050

Grifols SA, 8.25% Sr. Sec. Nts., 2/1/18	305,000	328,256

Harrah’s Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18	3,720,000	2,822,550

HealthSouth Corp., 8.125% Sr. Unsec. Unsub. Nts., 2/15/20	730,000	799,350

Hercules Offshore, Inc., 7.125% Sr. Sec. Nts., 4/1/17[4]	390,000	390,488

Hertz Corp. (The):
6.75% Sr. Unsec. Nts., 4/15/19[4]	500,000	524,375
7.50% Sr. Unsec. Nts., 10/15/18	565,000	608,788

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18	350,000	368,375
9% Sec. Nts., 11/15/20	395,000	378,213

HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr. Sec. Nts., 4/1/17[4]	885,000	869,513

Hornbeck Offshore Services, Inc., 5.875% Sr. Unsec. Nts., 4/1/20[4]	785,000	786,963

Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	1,130,000	1,202,038
29 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Ineos Finance plc, 8.375% Sr. Sec. Bonds, 2/15/19[4]	$1,000,000	$1,075,000

Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 2/4/17	725,000	754,000

Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts., 10/15/20	400,000	419,000

International Lease Finance Corp.:
8.625% Sr. Unsec. Unsub. Nts., 9/15/15	490,000	544,513
8.75% Sr. Unsec. Unsub. Nts., 3/15/17	905,000	1,018,125

Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Unsub. Nts., 3/15/19	795,000	822,825

ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16	1,425,000	1,531,875

J. Crew Group, Inc., 8.125% Sr. Unsec. Nts., 3/1/19	385,000	400,400

Jaguar Holding Co./Jaguar Merger Sub, Inc., 9.50% Sr. Unsec. Nts., 12/1/19[4]	320,000	352,000

Jaguar Land Rover plc, 7.75% Sr. Unsec. Bonds, 5/15/18[4]	205,000	214,738

James River Coal Co., 7.875% Sr. Unsec. Unsub. Nts., 4/1/19	540,000	353,700

Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	90,000	94,950

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG, 7.50% Sr. Sec. Nts., 3/15/19[4]	605,000	648,863

Kindred Healthcare, Inc., 8.25% Sr. Unsec. Nts., 6/1/19	935,000	829,813

Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts., 6/1/17	430,000	464,400

Lamar Media Corp., 5.875% Sr. Sub. Nts., 2/1/22[4]	315,000	325,238

Landry’s, Inc., 9.375% Sr. Unsec. Nts., 5/1/20[4]	765,000	783,169

Lawson Software, Inc., 9.375% Sr. Nts., 4/1/19[4]	145,000	152,250

Level 3 Financing, Inc., 9.375% Sr. Unsec. Unsub. Nts., 4/1/19	715,000	782,925

Levi Strauss & Co., 7.625% Sr. Unsec. Unsub. Nts., 5/15/20	370,000	399,138

Limited Brands, Inc., 5.625% Sr. Nts., 2/15/22	780,000	788,775

Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr. Unsec. Nts., 4/15/20	1,355,000	1,487,113

LyondellBasell Industries NV, 6% Sr. Nts., 11/15/21[4]	640,000	694,400

Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20	1,050,000	1,170,750

Marquette Transportation Co./Marquette Transportation
Finance Corp., 10.875% Sec. Nts., 1/15/17	1,105,000	1,176,825

Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13	147,000	153,213

MedAssets, Inc., 8% Sr. Unsec. Nts., 11/15/18	105,000	110,250

MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[4]	915,000	967,613

Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17	665,000	691,600

MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	750,000	723,750

MGM Mirage, Inc., 6.625% Sr. Unsec. Nts., 7/15/15	1,330,000	1,389,850

Michaels Stores, Inc., 7.75% Sr. Unsec. Nts., 11/1/18	25,000	26,438

Momentive Performance Materials, Inc., 9% Sec. Nts., 1/15/21	830,000	722,100

Monitronics International, Inc., 9.125% Sr. Nts., 4/1/20[4]	390,000	391,950

Multiplan, Inc., 9.875% Sr. Nts., 9/1/18[4]	105,000	114,450
30 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15[4]	$500,000	$477,500

Mylan, Inc.:
6% Sr. Nts., 11/15/18[4]	280,000	295,400
7.875% Sr. Unsec. Nts., 7/15/20[4]	700,000	787,500

Nationstar Mortgage/Nationstar Capital Corp., 10.875% Sr. Unsec. Nts., 4/1/15	1,845,000	1,983,375

Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts., 11/1/17	300,000	280,500

Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875% Sr. Sec. Nts., 11/1/17	180,000	185,850

NBTY, Inc., 9% Sr. Unsec. Nts., 10/1/18	180,000	199,575

NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14[7]	515,000	352,775

Newport Television LLC/NTV Finance Corp., 13.75% Sr. Nts., 3/15/17[4]	338,498	355,000

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875% Sec. Nts., 4/15/17	710,000	761,475

Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15	820,000	799,500

Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15[4]	590,000	418,900

Nortek, Inc., 10% Sr. Unsec. Nts., 12/1/18	800,000	848,000

Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20	370,000	409,775

NRG Energy, Inc., 7.625% Sr. Unsec. Nts., 1/15/18	800,000	814,000

Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15	330,000	301,950

10.50% Sr. Unsec. Unsub. Nts., 11/15/15	330,000	342,375

NXP BV/NXP Funding LLC, 9.75% Sr. Sec. Nts., 8/1/18[4]	725,000	831,938

Offshore Group Investments Ltd.:
11.50% Sr. Sec. Nts., 8/1/15	1,315,000	1,444,856
11.50% Sr. Sec. Nts., 8/1/15[4]	315,000	346,106
OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec. Nts., 10/15/22	1,055,000	1,113,025

Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17	465,000	301,088

Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19	625,000	700,000

PHH Corp., 9.25% Sr. Unsec. Unsub. Nts., 3/1/16	300,000	307,500

Pinafore LLC/Pinafore, Inc., 9% Sec. Nts., 10/1/18	1,097,000	1,225,898

Ply Gem Industries, Inc.:
13.125% Sr. Unsec. Sub. Nts., 7/15/14	735,000	746,025
8.25% Sr. Sec. Nts., 2/15/18	515,000	508,563

Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19	940,000	1,008,150

Post Holdings, Inc., 7.375% Sr. Unsec. Nts., 2/15/22[4]	740,000	771,450

Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20	775,000	811,813

PSS World Medical, Inc., 6.375% Sr. Unsec. Unsub. Nts., 3/1/22[4]	180,000	185,400

Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15	385,000	388,850
11.75% Sr. Nts., 1/1/16	545,000	576,338
31 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15	$285,000	$289,988

R.R. Donnelley & Sons Co., 7.25% Sr. Nts., 5/15/18	1,620,000	1,575,450

Radiation Therapy Services, Inc.:
8.875% Sec. Nts., 1/15/17[6,8]	400,000	396,000
9.875% Sr. Unsec. Sub. Nts., 4/15/17	475,000	383,563

Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	330,000	364,650

Realogy Corp.:
7.625% Sr. Sec. Nts., 1/15/20[4]	775,000	807,938
9% Sr. Sec. Nts., 1/15/20[4]	395,000	403,888

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9% Sr. Nts., 5/15/18[4]	410,000	416,150
9% Sr. Nts., 4/15/19[4]	395,000	398,950

Rite Aid Corp., 7.50% Sr. Sec. Nts., 3/1/17	365,000	375,038

Rock-Tenn Co., 4.45% Sr. Unsec. Nts., 3/1/19[4]	375,000	382,231

Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625% Sr. Sec. Nts., 12/1/17[4]	342,000	391,590

Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19[4]	720,000	770,400

Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20[4]	595,000	621,775

SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20	360,000	385,200
9.875% Sr. Unsec. Nts., 5/15/16	495,000	551,925

Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19[4]	375,000	404,063

Scotts Miracle-Gro Co. (The), 6.625% Sr. Unsec. Unsub. Nts., 12/15/20	100,000	106,500

Seagate HDD Cayman, 7% Sr. Unsec. Nts., 11/1/21[4]	650,000	708,500

Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15	370,000	375,550

ServiceMaster Co., 8% Sr. Nts., 2/15/20[4]	235,000	252,625

SESI LLC, 6.375% Sr. Unsec. Nts., 5/1/19	105,000	109,725

Sinclair Television Group, Inc., 8.375% Sr. Unsec. Nts., 10/15/18	965,000	1,059,088

Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15[4]	470,000	506,425

Spectrum Brands Holdings, Inc., 9.50% Sr. Sec. Nts., 6/15/18	330,000	375,375

Speedy Cash, Inc., 10.75% Sr. Sec. Nts., 5/15/18[4]	370,000	386,650

Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17	515,000	422,944

Sprint Capital Corp., 8.75% Nts., 3/15/32	170,000	144,925

Sprint Nextel Corp., 9% Sr. Unsec. Nts., 11/15/18[4]	665,000	733,994

STHI Holding Corp., 8% Sec. Nts., 3/15/18[4]	305,000	326,350

Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts., 6/15/12	555,000	558,762

SunGard Data Systems, Inc.:
7.375% Sr. Unsec. Nts., 11/15/18	185,000	198,413
7.625% Sr. Unsec. Nts., 11/15/20	400,000	428,500

Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17	750,000	789,375
32 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15	$970,000	$198,850
10.25% Sr. Unsec. Nts., Series B, 11/1/15	210,000	39,900

Thermadyne Holdings Corp.:
9% Sr. Sec. Nts., 12/15/17	475,000	488,063
9% Sr. Sec. Nts., 12/15/17[4]	235,000	241,463

Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17	338,000	373,490

TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15	355,000	394,050

Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17[4]	1,411,000	1,522,116

TransDigm, Inc., 7.75% Sr. Unsec. Sub. Nts., 12/15/18	980,000	1,073,100

UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13	115,000	115,739

UCI International, Inc., 8.625% Sr. Unsec. Nts., 2/15/19	240,000	247,200

United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15	1,125,000	1,189,688

Univision Communications, Inc., 7.875% Sr. Sec. Nts., 11/1/20[4]	350,000	366,625

UPCB Finance V Ltd., 7.25% Sr. Sec. Nts., 11/15/21[4]	695,000	734,963

UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[4]	765,000	789,863

UR Financing Escrow Corp.:
7.375% Sr. Unsec. Nts., 5/15/20[4]	950,000	999,875
7.625% Sr. Unsec. Nts., 4/15/22[4]	240,000	254,400

US Airways 2011-1 Class A Pass-Through Trust,
7.125% Sec. Certificates, 10/22/23	590,361	620,361

US Oncology, Inc., Escrow Shares (related to 9.125% Sr. Sec. Nts., 8/15/17)[7]	225,000	4,500

Valeant Pharmaceuticals Inernational, 7.25% Sr. Unsec. Nts., 7/15/22[4]	300,000	300,750

Valeant Pharmaceuticals International, Inc., 6.875% Sr. Unsec. Nts., 12/1/18[4]	265,000	274,275

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr. Nts., 2/1/18	500,000	511,875

Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19	480,000	452,400

Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16	755,000	502,075

Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr. Sec. Nts., 2/1/19	925,000	457,875

ViaSat, Inc., 6.875% Sr. Unsec. Unsub. Nts., 6/15/20[6]	756,000	769,230

Virgin Media Finance plc:
5.25% Sr. Unsec. Unsub. Nts., 2/15/22	295,000	296,475
8.375% Sr. Unsec. Unsub. Nts., 10/15/19	325,000	366,438

Visteon Corp., 6.75% Sr. Unsec. Nts., 4/15/19	860,000	890,100

Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13[4,9]	705,000	652,125

Warner Chilcott Co. LLC/Warner Chilcott Finance LL C, 7.75% Sr. Unsec. Nts., 9/15/18	330,000	362,175

West Corp., 8.625% Sr. Unsec. Nts., 10/1/18	695,000	766,238

Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[4]	535,000	296,925
33 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Non-Convertible Corporate Bonds and Notes Continued
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13	$151,000	$156,135
8% Sr. Unsec. Nts., 5/1/12	445,000	445,000

Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18[4]	810,000	771,525

Windstream Corp., 7.50% Sr. Unsec. Unsub. Nts., 6/1/22[4]	1,110,000	1,168,275

Total Non-Convertible Corporate Bonds and Notes (Cost $144,083,129)		143,896,082

Corporate Loans—0.1%
Atlantic Broadband Finance LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 9/20/19[8,9]	260,000	260,325

Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 3/16/18[9]	200,000	196,500

Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Term Loan, 2.49%, 7/3/14[9]	456,910	399,186

Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.889%, 1/29/16[9]	98,427	79,438

OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 10/31/13[8,9]	300,000	294,375

PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.739%, 7/30/15[8,9]	500,000	478,594

Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 2/17/17[8,9]	615,000	598,307

Walter Investment Management Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 9/28/16[9]	415,000	432,638

Total Corporate Loans (Cost $2,713,467)		2,739,363

Loan Participations—0.3%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 2/15/18[9]	80,000	78,600

Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan:
2.25%, 7/3/14[8,9]	109,713	100,642
2.50%, 7/3/14[9]	223,526	205,045

Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.50%, 1/29/16[9]	526,583	424,996

Crestwood Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 3/8/18[8,9]	390,000	397,313

Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.898%, 10/19/15[5,9]	330,692	176,920

iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 5.75%, 3/19/17[8,9]	780,000	781,365

Lone Star Intermediate Super Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 11%, 8/7/19[9]	470,000	484,218
34 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Principal
	Amount	Value

Loan Participations Continued
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 3/1/19[9]	$890,000	$916,700

OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 10%, 10/31/13[9]	220,000	215,875

PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.75%, 7/30/15[9]	345,000	330,230

Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 2/17/17[8,9]	200,000	194,571

Springleaf Financial Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 5/10/17[8,9]	425,000	403,431

Texas Competitive Electric Holdings Co. LLC, Non-Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.743%, 10/10/14[9]	620,000	356,389

Walter Investment Management Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 9/28/16[9]	355,000	370,088

Total Loan Participations (Cost $5,369,927)		5,436,383

Structured Securities—0.0%
UBS AG, Vietnam Dairy Products JSC Equity Linked Nts.[4] (Cost $246,890)	60,000	260,932

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—0.8%
Standard & Poor’s 500 Index (The) Call[1]	8/13/12	$1,422.000	187,000	5,884,310

Standard & Poor’s 500 Index (The) Call[1]	8/13/12	1,422.000	187,000	5,970,942

Standard & Poor’s 500 Index (The) Put[1]	5/18/12	1,265.000	5,150	463,500

United States Dollar (USD) Put[1]	7/10/12	1 AUD per 0.985 USD	225,000,000	1,163,781

United States Dollar (USD) Put[1]	7/10/12	1 AUD per 0.985 USD	215,000,000	940,880

Total Options Purchased (Cost $25,247,751)				14,423,413

	Shares
Investment Companies—24.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%[10,11]	63,058,548	63,058,548
Oppenheimer Master Event-Linked Bond Fund, LLC[10]	9,251,612	105,370,577
Oppenheimer Master Loan Fund, LLC[10]	23,240,748	290,063,261

Total Investment Companies (Cost $458,764,578)		458,492,386
Total Investments, at Value (Cost $1,807,652,863)	99.4%	1,878,088,030
Other Assets Net of Liabilities	0.6	11,965,947

Net Assets	100.0%	$1,890,053,977

35 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
Strike price is reported in U.S. Dollars, except for those denoted in the following currency:
AUD                 Australian Dollar

1.	Non-income producing security.

2.	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3.	All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to outstanding written options. The aggregate market value of such securities is $159,841,100. See Note 6 of the accompanying Notes.

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $46,903,184 or 2.48% of the Fund’s net assets as of April 30, 2012.

5.	Interest or dividend is paid-in-kind, when applicable.

6.	Restricted security. The aggregate value of restricted securities as of April 30, 2012 was $3,059,336, which represents 0.16% of the Fund’s net assets. See Note 7 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15	3/6/12	$376,797	$373,425	$(3,372)
CIT Group, Inc., 7% Sec. Bonds, 5/2/17	8/24/10-2/1/12	1,515,580	1,520,681	5,101
Radiation Therapy Services, Inc., 8.875% Sec. Nts., 1/15/17	4/26/12	398,108	396,000	(2,108)
ViaSat, Inc., 6.875% Sr. Unsec. Unsub. Nts., 6/15/20	2/22/12-2/28/12	772,091	769,230	(2,861)

		$3,062,576	$3,059,336	$(3,240)

7.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

8.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2012. See Note 1 of the accompanying Notes.

9.	Represents the current interest rate for a variable or increasing rate security.

10.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2011	Additions	Reductions	April 30, 2012

Oppenheimer Global Allocation
Fund (Cayman) Ltd.[a]	2,921	—	—	2,921
Oppenheimer Institutional Money
Market Fund, Cl. E	—	331,512,373	268,453,825	63,058,548
Oppenheimer Master Event-Linked
Bond Fund, LLC	9,251,612	—	—	9,251,612
Oppenheimer Master Loan Fund, LLC	25,188,463	—	1,947,715	23,240,748

				Realized
	Value	Income		Gain (Loss)

Oppenheimer Global Allocation Fund (Cayman) Ltd.[a]	$10,833,828	$—		$2,573,491
Oppenheimer Institutional Money Market Fund, Cl. E	63,058,548	50,638		—
Oppenheimer Master Event-Linked Bond Fund, LLC	105,370,577	4,490,569	[b]	(3,724,917)[b]
Oppenheimer Master Loan Fund, LLC	290,063,261	10,615,502	[c]	(4,136,287)[c]

	$469,326,214	$15,156,709		$(5,287,713)

a.	Investment in a wholly-owned subsidiary. See Note 1 of the accompanying Notes and individual financial statements of the entity included herein.

b.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

11.	Rate shown is the 7-day yield as of April 30, 2012.
36 | OPPENHEIMER GLOBAL ALLOCATION FUND

Foreign Currency Exchange Contracts as of April 30, 2012 are as follows:

		Contract
Counterparty/		Amount	Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)	Dates	Value	Appreciation	Depreciation

Bank of New York (The)
British Pound Sterling (GBP)	Buy	27 GBP	5/3/12	$43,897	$12	$—

Barclay’s Capital:
Australian Dollar (AUD)	Buy	77 AUD	5/3/12	79,853	2	—
Hong Kong Dollar (HKD)	Buy	207 HKD	5/3/12	26,652	—	2

					2	2

Brown Brothers Harriman:
Brazilian Real (BRR)	Sell	505 BRR	5/1/12-5/4/12	263,616	154	1,220
Eqyptian Pounds (EGP)	Sell	7 EGP	5/3/12-5/7/12	1,154	—	2
Kenyan Schilling (KES)	Sell	10,056 KES	5/1/12-5/4/12	120,785	—	842
Indian Rupee (INR)	Sell	163 INR	5/2/12	3,093	—	6
Indonesia Rupiah (IDR)	Sell	437,280 IDR	5/1/12-5/4/12	59,052	—	211
Nigerian Naira (NGN)	Buy	8,961 NGN	5/2/12-5/4/12	56,957	—	92
Philippines Peso (PHP)	Sell	6,174 PHP	5/2/12-5/7/12	146,241	21	64

					175	2,437

Credit Suisse
Hong Kong Dollar (HKD)	Buy	239 HKD	5/2/12	30,789	2	—

JP Morgan Chase
British Pound Sterling (GBP)	Buy	28 GBP	5/2/12	44,650	119	—

RBS Greenwich Capital
Hong Kong Dollar (HKD)	Buy	203 HKD	5/2/12	26,198	2	—

UBS Investment Bank
British Pound Sterling (GBP)	Buy	28 GBP	5/2/12	46,202	—	130

Total unrealized appreciation and depreciation					$312	$2,569

Futures Contracts as of April 30, 2012 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Standard & Poor’s
500 E-Mini Index	Sell	2,840	6/15/12	$197,891,200	$(3,804,634)
U.S. Long Bonds	Buy	6	6/20/12	857,250	30,556
U.S. Treasury Nts., 2 yr.	Buy	7	6/29/12	1,543,828	883
U.S. Treasury Nts., 5 yr.	Sell	13	6/29/12	1,609,359	(6,773)
U.S. Treasury Nts., 10 yr.	Buy	12	6/20/12	1,587,375	3,330

					$(3,776,638)

Written Options as of April 30, 2012 are as follows:

		Number of	Exercise	Expiration	Premiums		Unrealized
Description	Type	Contracts	Price	Date	Received	Value	Appreciation

Standard & Poor’s 500 Index (The)	Put	5,150	$1,125.000	7/20/12	$5,649,424	$1,751,000	$3,898,424
37 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$1,111,227,353	59.2%
United Kingdom	97,298,801	5.2
France	64,267,784	3.4
Germany	55,791,923	3.0
Japan	51,640,489	2.8
Brazil	50,763,153	2.7
India	49,272,350	2.6
Switzerland	48,407,838	2.6
Mexico	43,801,240	2.3
China	30,661,365	1.6
Sweden	26,503,682	1.4
Spain	19,153,527	1.0
Taiwan	19,029,211	1.0
Denmark	18,889,626	1.0
Korea, Republic of South	18,459,655	1.0
Russia	18,160,611	1.0
Italy	16,794,619	0.9
Australia	14,940,855	0.8
The Netherlands	14,675,731	0.8
Turkey	12,614,246	0.7
South Africa	11,744,959	0.6
Hong Kong	11,464,713	0.6
Philippines	9,711,733	0.5
Ireland	7,912,950	0.4
Colombia	6,889,326	0.4
Canada	6,209,657	0.3
Jersey, Channel Islands	5,445,467	0.3
Finland	4,778,940	0.3
Indonesia	4,760,308	0.3
Bermuda	4,629,929	0.2
Luxembourg	4,115,718	0.2
Belgium	2,634,817	0.1
United Arab Emirates	2,301,827	0.1
Thailand	2,181,554	0.1
Egypt	1,959,497	0.1
Nigeria	1,779,711	0.1
Peru	1,676,957	0.1
Malaysia	1,209,978	0.1
Portugal	1,154,847	0.1
Austria	1,039,007	0.1
Chile	806,978	—
Argentina	488,430	—
Norway	418,900	—
Vietnam	260,932	—
Mongolia	93,526	—
Kenya	63,310	—

Total	$1,878,088,030	100.0%

See accompanying Notes to Financial Statements.
38 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 30, 2012

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,337,184,515)	$1,408,761,816
Affiliated companies (cost $458,764,578)	458,492,386
Wholly-owned subsidiary (cost $11,703,770)	10,833,828
1,878,088,030

Cash	1,179,852

Cash—foreign currencies (cost $362,476)	362,322

Cash used for collateral on futures	12,000,000

Unrealized appreciation on foreign currency exchange contracts	312

Receivables and other assets:
Interest and dividends	5,851,209
Investments sold (including $414,474 sold on a when-issued or delayed delivery basis)	3,451,528
Futures margins	698,250
Other	243,163
Total assets	1,901,874,666

Liabilities
Appreciated options written, at value (premiums received $5,649,424)	1,751,000

Unrealized depreciation on foreign currency exchange contracts	2,569

Payables and other liabilities:
Investments purchased (including $3,007,567 purchased on a when-issued or delayed delivery basis)	4,800,626
Shares of beneficial interest redeemed	3,147,890
Trustees’ compensation	923,483
Transfer and shareholder servicing agent fees	441,972
Distribution and service plan fees	381,949
Shareholder communications	193,370
Foreign capital gains tax	92,838
Futures margins	406
Other	84,586

Total liabilities	11,820,689

Net Assets	$1,890,053,977

Composition of Net Assets
Par value of shares of beneficial interest	1,288,056

Additional paid-in capital	2,678,983,441

Accumulated net investment income	11,069,847

Accumulated net realized loss on investments and foreign currency transactions	(871,772,514)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	70,485,147

Net Assets	$1,890,053,977

39 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,390,359,403 and 94,153,336 shares of beneficial interest outstanding)	$14.77
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$15.67

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $122,241,917 and 8,508,250 shares of beneficial interest outstanding)	$14.37

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $291,430,378 and 20,262,894 shares of beneficial interest outstanding)	$14.38

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $9,850 and 668 shares of beneficial interest outstanding)	$14.75

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $52,280,912 and 3,594,507 shares of beneficial interest outstanding)	$14.54

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $33,731,517 and 2,285,959 shares of beneficial interest outstanding)	$14.76
See accompanying Notes to Financial Statements.
40 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended April 30, 2012

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Interest	$4,486,246
Dividends	4,323
Expenses[2]	(219,009)

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	4,271,560

Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	10,576,907
Dividends	38,595
Expenses[3]	(452,365)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	10,163,137

Total allocation of net investment income from master funds	14,434,697

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $629,942)	11,807,685
Affiliated companies	50,638

Interest	5,944,249

Total investment income	17,802,572

Expenses
Management fees	7,496,977
Distribution and service plan fees:
Class A	1,738,235
Class B	651,228
Class C	1,478,511
Class N	131,142
Transfer and shareholder servicing agent fees:
Class A	2,089,160
Class B	294,897
Class C	382,338
Class I	1
Class N	78,267
Class Y	32,104
Shareholder communications:
Class A	113,832
Class B	28,297
Class C	22,616
Class N	2,564
Class Y	705
Custodian fees and expenses	89,012
Trustees’ compensation	16,959
Administration service fees	750
Other	107,236

Total expenses	14,754,831
Less waivers and reimbursements of expenses	(894,413)

Net expenses	13,860,418
Net Investment Income	18,376,851
41 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from:
Unaffiliated companies (including premiums on options exercised) (net of foreign capital gains tax of $56,900)	$(2,010,266)
Wholly-owned subsidiary	2,573,491
Closing and expiration of option contracts written	1,470,233
Closing and expiration of futures contracts	(71,939,700)
Foreign currency transactions	5,400,210
Swap contracts	(20,285)
Net realized loss allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(3,724,917)
Oppenheimer Master Loan Fund, LLC	(4,136,287)

Total net realized loss	(72,387,521)

Net change in unrealized appreciation/depreciation on:
Investments	67,126,507
Translation of assets and liabilities denominated in foreign currencies	(20,975,663)
Futures contracts	33,245,698
Option contracts written	2,750,247
Swap contracts	10,428
Net change in unrealized appreciation/deprecation allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	716,702
Oppenheimer Master Loan Fund, LLC	8,970,666

Total net change in unrealized appreciation/depreciation	91,844,585

Net Increase in Net Assets Resulting from Operations	$37,833,915

1.	The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 1 of the accompanying Notes.

2.	Net of expense waivers and/or reimbursements of $1,966.

3.	Net of expense waivers and/or reimbursements of $6,594.
See accompanying Notes to Financial Statements.
42 | OPPENHEIMER GLOBAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2012	October 31,
	(Unaudited)	2011

Operations
Net investment income	$18,376,851	$49,178,798
Net realized gain (loss)	(72,387,521)	156,502,573
Net change in unrealized appreciation/depreciation	91,844,585	(206,035,687)

Net increase (decrease) in net assets resulting from operations	37,833,915	(354,316)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(33,080,663)	(22,925,802)
Class B	(2,833,273)	(2,010,647)
Class C	(6,293,927)	(3,222,475)
Class I	(22)	—
Class N	(1,217,299)	(790,473)
Class Y	(886,652)	(682,706)

	(44,311,836)	(29,632,103)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	(78,698,332)	(127,647,712)
Class B	(22,377,625)	(131,463,391)
Class C	(21,289,570)	(44,130,394)
Class I	10,000	—
Class N	(3,800,843)	(12,319,889)
Class Y	(2,462,401)	1,220,053

	(128,618,771)	(314,341,333)

Net Assets
Total decrease	(135,096,692)	(344,327,752)
Beginning of period	2,025,150,669	2,369,478,421

End of period (including accumulated net investment income of
$11,069,847 and $37,004,832, respectively)	$1,890,053,977	$2,025,150,669

See accompanying Notes to Financial Statements.
43 | OPPENHEIMER GLOBAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class A	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$14.81	$15.08	$13.05	$10.69	$19.18	$18.82

Income (loss) from investment operations:
Net investment income[2]	.15	.36	.18	.16	.27	.24
Net realized and unrealized gain (loss)	.15	(.41)	1.96	2.36	(6.28)	1.05

Total from investment operations	.30	(.05)	2.14	2.52	(6.01)	1.29

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.34)	(.22)	(.11)	(.16)	(.29)	(.25)
Distributions from net realized gain	—	—	—	—	(2.19)	(.68)

Total dividends and/or distributions to shareholders	(.34)	(.22)	(.11)	(.16)	(2.48)	(.93)

Net asset value, end of period	$14.77	$14.81	$15.08	$13.05	$10.69	$19.18

Total Return, at Net Asset Value[3]	2.19%	(0.37)%	16.44%	24.06%	(35.52)%	6.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,390,359	$1,473,322	$1,623,802	$1,584,420	$1,525,472	$2,988,971

Average net assets (in thousands)	$1,410,949	$1,589,726	$1,619,840	$1,450,251	$2,364,088	$3,068,226

Ratios to average net assets:[4]
Net investment income	2.09%[5]	2.36%[5]	1.29%[5]	1.44%	1.84%	1.26%
Total expenses	1.44%[5,6]	1.43%[5,6]	1.37%[5,7]	1.48%	1.27%	1.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.35%[5,8]	1.35%[5,8]	1.37%[5]	1.42%	1.26%	1.14%

Portfolio turnover rate	36%	77%	204%[9]	232%[9]	128%[9]	112%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.46%
Year Ended October 31, 2011	1.45%

7.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010	1.37%

8.	Ratio including expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.37%
Year Ended October 31, 2011	1.37%

9.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
44 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class B	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$14.43	$14.73	$12.77	$10.47	$18.81	$18.46

Income (loss) from investment operations:
Net investment income[2]	.09	.23	.06	.08	.15	.09
Net realized and unrealized gain (loss)	.15	(.41)	1.91	2.32	(6.15)	1.03

Total from investment operations	.24	(.18)	1.97	2.40	(6.00)	1.12

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.12)	(.01)	(.10)	(.15)	(.09)
Distributions from net realized gain	—	—	—	—	(2.19)	(.68)

Total dividends and/or distributions to shareholders	(.30)	(.12)	(.01)	(.10)	(2.34)	(.77)

Net asset value, end of period	$14.37	$14.43	$14.73	$12.77	$10.47	$18.81

Total Return, at Net Asset Value[3]	1.78%	(1.25)%	15.45%	23.17%	(36.03)%	6.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$122,242	$145,291	$277,243	$353,853	$410,268	$1,294,217

Average net assets (in thousands)	$131,260	$224,604	$309,274	$357,111	$765,095	$1,649,062

Ratios to average net assets:[4]
Net investment income	1.22%[5]	1.53%[5]	0.46%[5]	0.71%	1.04%	0.48%
Total expenses	2.37%[5,6]	2.42%[5,6]	2.33%[5,7]	2.44%	2.06%	1.94%
Expenses after payments, waivers and/or reimbursements and reduction to
custodian expenses	2.19%[5,8]	2.20%[5,8]	2.18%[5]	2.20%	2.05%	1.92%

Portfolio turnover rate	36%	77%	204%[9]	232%[9]	128%[9]	112%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012 2.39%

Year Ended October 31, 2011 2.44%

7.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010 2.33%

8.	Ratio including expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012 2.21%

Year Ended October 31, 2011 2.22%

9.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
45 |OPPENHEIMER GLOBAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class C	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$14.44	$14.73	$12.77	$10.47	$18.81	$18.48

Income (loss) from investment operations:
Net investment income[2]	.10	.25	.08	.08	.16	.10
Net realized and unrealized gain (loss)	.14	(.40)	1.90	2.32	(6.14)	1.02

Total from investment operations	.24	(.15)	1.98	2.40	(5.98)	1.12

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.14)	(.02)	(.10)	(.17)	(.11)
Distributions from net realized gain	—	—	—	—	(2.19)	(.68)
Total dividends and/or distributions
Total dividends and/or distributions to shareholders	(.30)	(.14)	(.02)	(.10)	(2.36)	(.79)

Net asset value, end of period	$14.38	$14.44	$14.73	$12.77	$10.47	$18.81

Total Return, at Net Asset Value[3]	1.79%	(1.08)%	15.55%	23.23%	(35.95)%	6.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$291,430	$313,963	$363,252	$366,167	$373,380	$883,839

Average net assets (in thousands)	$298,373	$350,372	$366,311	$343,726	$621,258	$979,278

Ratios to average net assets:[4]
Net investment income	1.37%[5]	1.65%[5]	0.57%[5]	0.74%	1.10%	0.53%
Total expenses	2.14%[5,6]	2.14%[5,6]	2.08%[5,7]	2.19%	2.00%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to
custodian expenses	2.06%[5,8]	2.06%[5,8]	2.08%[5]	2.14%	1.99%	1.87%

Portfolio turnover rate	36%	77%	204%[9]	232%[9]	128%[9]	112%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012 2.16%

Year Ended October 31, 2011 2.16%

7.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010 2.08%

8.	Ratio including expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012 2.08%

Year Ended October 31, 2011 2.08%

9.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
46 | OPPENHEIMER GLOBAL ALLOCATION FUND

Period Ended
April 30, 2012[1]
Class I	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$14.98

Income (loss) from investment operations:
Net investment income[2]	.15
Net realized and unrealized loss	(.35)

Total from investment operations	(.20)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)
Distributions from net realized gain	—
Total dividends and/or distributions to shareholders	—

Net asset value, end of period	$14.75

Total Return, at Net Asset Value[3]	(1.32)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Average net assets (in thousands)	$10

Ratios to average net assets:[4]
Net investment income	6.00%[5]
Total expenses	1.00%[5,6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.96%[5,7]

Portfolio turnover rate	36%

1.	For the period from February 28, 2012 (inception of offering) to April 30, 2012.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Period Ended April 30, 2012 1.02%

7.	Ratio including expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Period Ended April 30, 2012 0.98%
See accompanying Notes to Financial Statements.
47 | OPPENHEIMER GLOBAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class N	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$14.60	$14.86	$12.87	$10.54	$18.94	$18.59

Income (loss) from investment operations:
Net investment income[2]	.13	.32	.14	.14	.23	.18
Net realized and unrealized gain (loss)	.13	(.39)	1.93	2.33	(6.20)	1.03
Total from investment operations	.26	(.07)	2.07	2.47	(5.97)	1.21

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.32)	(.19)	(.08)	(.14)	(.24)	(.18)
Distributions from net realized gain	—	—	—	—	(2.19)	(.68)
Total dividends and/or distributions to shareholders	(.32)	(.19)	(.08)	(.14)	(2.43)	(.86)

Net asset value, end of period	$14.54	$14.60	$14.86	$12.87	$10.54	$18.94

Total Return, at Net Asset Value[3]	1.97%	(0.55)%	16.09%	23.89%	(35.69)%	6.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,281	$56,284	$69,338	$74,293	$76,475	$171,675

Average net assets (in thousands)	$53,270	$63,592	$71,783	$70,697	$125,526	$193,216

Ratios to average net assets:[4]
Net investment income	1.84%[5]	2.13%[5]	1.03%[5]	1.26%	1.57%	0.95%
Total expenses	1.67%[5,6]	1.66%[5,6]	1.61%[5,7]	1.69%	1.53%	1.46%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.59%[5,8]	1.58%[5,8]	1.61%[5]	1.62%	1.52%	1.44%

Portfolio turnover rate	36%	77%	204%[9]	232%[9]	128%[9]	112%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012 1.69%

Year Ended October 31, 2011 1.68%

7.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010 1.61%

8.	Ratio including expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:
Six Months Ended April 30, 2012 1.61%

Year Ended October 31, 2011 1.60%

9.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
48 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class Y	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$14.80	$15.07	$13.05	$10.68	$19.18	$18.82

Income (loss) from investment operations:
Net investment income[2]	.18	.42	.23	.25	.31	.30
Net realized and unrealized gain (loss)	.15	(.42)	1.95	2.34	(6.28)	1.04

Total from investment operations	.33	—	2.18	2.59	(5.97)	1.34

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.37)	(.27)	(.16)	(.22)	(.34)	(.30)
Distributions from net realized gain	—	—	—	—	(2.19)	(.68)

Total dividends and/or distributions to shareholders	(.37)	(.27)	(.16)	(.22)	(2.53)	(.98)

Net asset value, end of period	$14.76	$14.80	$15.07	$13.05	$10.68	$19.18

Total Return, at Net Asset Value[3]	2.39%	(0.04)%	16.80%	24.83%	(35.35)%	7.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,732	$36,291	$35,843	$35,737	$82,551	$227,020

Average net assets (in thousands)	$34,733	$38,475	$35,361	$42,026	$165,149	$294,643

Ratios to average net assets:[4]
Net investment income	2.45%[5]	2.71%[5]	1.64%[5]	2.25%	2.12%	1.56%
Total expenses	1.06%[5,6]	1.10%[5,6]	1.01%[5,7]	1.00%	0.98%	0.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.98%[5,8]	1.02%[5,8]	1.01%[5]	0.85%	0.97%	0.84%

Portfolio turnover rate	36%	77%	204%[9]	232%[9]	128%[9]	112%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Ratio including all expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012 1.08%

Year Ended October 31, 2011 1.12%

7.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended October 29, 2010 1.01%

8.	Ratio including expenses of the wholly-owned subsidiary and indirect expenses from affiliated fund were as follows: Six Months Ended April 30, 2012 1.00% Year Ended October 31, 2011 1.04%

9.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended October 29, 2010	$125,339,102	$124,699,026
Year Ended October 31, 2009	$878,270,714	$1,182,457,896
Year Ended October 31, 2008	$2,211,283,531	$1,943,632,589
See accompanying Notes to Financial Statements.
49 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTE TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Global Allocation Fund (the “Fund”), a series of Oppenheimer Quest for Value Funds, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek a combination of growth of capital and investment income. The Fund’s primary objective is growth of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class I, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class I shares were first publicly offered on February 28, 2012.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest,
50 | OPPENHEIMER GLOBAL ALLOCATION FUND

are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of April 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$3,007,567
Sold securities	414,474
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2012 is as follows:

Cost	$995,417
Market Value	$659,675
Market Value as a % of Net Assets	0.03%
Investment in Oppenheimer Global Allocation Fund (Cayman) Ltd. The Fund has established a Cayman Islands company that is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity related futures, options and swap contracts), exchange traded funds and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are expected to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.
     The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by
51 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities and the Fund’s Statement of Operations. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.
     For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through September of 2030. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. For the six months ended April 30, 2012, the Subsidiary has a deficit of $476,947 in its taxable earnings and profits. In addition, any in-kind capital contributions made by the Fund to the Subsidiary will result in the Fund recognizing taxable gain to the extent of unrealized gain, if any, on securities transferred to the Subsidiary while any unrealized losses on securities so transferred will not be recognized at the time of transfer.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.
52 | OPPENHEIMER GLOBAL ALLOCATION FUND

     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not
53 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2011, the Fund utilized $102,980,742 of capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had straddle losses of $71,318. Details of the fiscal year ended October 31, 2011 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

2016	$427,485,203
2017	410,473,446
No expiration	71,318

Total	$838,029,967

As of April 30, 2012, it is estimated that the capital loss carryforwards would be $837,958,649 expiring by 2017 and $72,458,839 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,815,885,614
Federal tax cost of other investments	(196,903,149)

Total federal tax cost	$1,618,982,465

Gross unrealized appreciation	$175,503,502
Gross unrealized depreciation	(113,272,292)

Net unrealized appreciation	$62,231,210

54 | OPPENHEIMER GLOBAL ALLOCATION FUND

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 30, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	87,639
Accumulated Liability as of April 30, 2012	751,739
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
55 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold (except for the investments in the Subsidiary) are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price
56 | OPPENHEIMER GLOBAL ALLOCATION FUND

of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.
     Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
57 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
58 | OPPENHEIMER GLOBAL ALLOCATION FUND

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 30, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table Investments, at Value:
Wholly-Owned Subsidiary	$—	$10,833,828	$—	$10,833,828
Common Stocks
Consumer Discretionary	165,985,735	20,362,975	—	186,348,710
Consumer Staples	160,436,441	12,846,914	—	173,283,355
Energy	78,911,669	12,479,058	—	91,390,727
Financials	117,181,803	24,519,318	—	141,701,121
Health Care	106,192,375	1,767,903	—	107,960,278
Industrials	159,439,495	8,206,225	—	167,645,720
Information Technology	251,958,124	38,545,243	—	290,503,367
Materials	41,355,006	3,655,966	93,526	45,104,498
Telecommunication Services	26,612,513	4,880,394	—	31,492,907
Utilities	5,676,067	—	—	5,676,067
Preferred Stocks	—	401,488	—	401,488
Rights, Warrants and Certificates	—	—	—	—
Mortgage-Backed Obligations	—	497,405	—	497,405
Non-Convertible Corporate Bonds and Notes	—	143,896,082	—	143,896,082
Corporate Loans	—	2,739,363	—	2,739,363
Loan Participations	—	5,436,383	—	5,436,383
Structured Securities	—	260,932	—	260,932
Options Purchased	463,500	13,959,913	—	14,423,413
Investment Companies	63,058,548	395,433,838	—	458,492,386

Total Investments, at Value	1,177,271,276	700,723,228	93,526	1,878,088,030
Other Financial Instruments:
Foreign currency exchange contracts	—	312	—	312
Futures margins	698,250	—	—	698,250

Total Assets	$1,177,969,526	$700,723,540	$93,526	$1,878,786,592

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(2,569)	$—	$(2,569)
Futures margins	(406)	—	—	(406)
Appreciated options written, at value	(1,751,000)	—	—	(1,751,000)

Total Liabilities	$(1,751,406)	$(2,569)	$—	$(1,753,975)

59 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out	Transfers into	Transfers out
	Level 1*	of Level 1**	Level 2**	of Level 2*

Assets Table Investments, at Value:
Common Stocks
Consumer Discretionary	$39,848,436	$—	$—	$(39,848,436)
Consumer Staples	36,528,809	(1,838,604)	1,838,604	(36,528,809)
Energy	36,349,276	—	—	(36,349,276)
Financials	37,304,597	—	—	(37,304,597)
Health Care	33,067,582	—	—	(33,067,582)
Industrials	102,818,016	—	—	(102,818,016)
Information Technology	61,592,305	—	—	(61,592,305)
Materials	35,185,591	—	—	(35,185,591)
Telecommunication Services	9,776,508	—	—	(9,776,508)

Total Assets	$392,471,120	$(1,838,604)	$1,838,604	$(392,471,120)

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

**	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.
There have been no significant changes to the fair valuation methodologies of the Fund during the period.
The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:
60 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Six Months Ended April 30, 2012[1]		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	3,575,033	$51,972,695	11,987,920	$184,486,971
Dividends and/or
distributions reinvested	2,176,970	30,085,366	1,369,109	21,097,577
Redeemed	(11,067,729)	(160,756,393)	(21,570,759)	(333,232,260)

Net decrease	(5,315,726)	$(78,698,332)	(8,213,730)	$(127,647,712)

Class B
Sold	536,492	$7,580,660	1,700,256	$25,706,890
Dividends and/or
distributions reinvested	206,608	2,772,684	104,548	1,579,688
Redeemed	(2,300,561)	(32,730,969)	(10,563,507)	(158,749,969)

Net decrease	(1,557,461)	$(22,377,625)	(8,758,703)	$(131,463,391)

Class C
Sold	667,080	$9,397,762	1,675,906	$25,201,566
Dividends and/or
distributions reinvested	411,549	5,527,106	184,840	2,793,185
Redeemed	(2,556,347)	(36,214,438)	(4,782,759)	(72,125,145)

Net decrease	(1,477,718)	$(21,289,570)	(2,922,013)	$(44,130,394)

Class I
Sold	668	$10,000	—	$—
Dividends and/or
distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	668	$10,000	—	$—

Class N
Sold	215,901	$3,090,787	623,347	$9,532,968
Dividends and/or
distributions reinvested	84,827	1,153,194	49,188	748,184
Redeemed	(562,461)	(8,044,824)	(1,481,801)	(22,601,041)

Net decrease	(261,733)	$(3,800,843)	(809,266)	$(12,319,889)

Class Y
Sold	151,751	$2,197,302	675,537	$10,559,481
Dividends and/or
distributions reinvested	58,240	805,376	40,314	620,142
Redeemed	(375,730)	(5,465,079)	(642,429)	(9,959,570)

Net increase (decrease)	(165,739)	$(2,462,401)	73,422	$1,220,053

1.	For the six months ended April 30, 2012 for Class A, Class B, Class C, Class N and Class Y shares, and for the period from February 28, 2012 (inception of offering) to April 30, 2012 for Class I shares.
61 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in the Subsidiary and IMMF, for the six months ended April 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$648,626,174	$872,370,192
U.S. government and government agency obligations	461,300	464,824
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1.0 billion	0.80%
Next $2.0 billion	0.76
Next $1.0 billion	0.71
Next $1.0 billion	0.66
Next $1.0 billion	0.60
Next $1.0 billion	0.55
Next $2.0 billion	0.50
Over $9.0 billion	0.48
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2012, the Fund paid $2,872,471 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
62 | OPPENHEIMER GLOBAL ALLOCATION FUND

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2012 were as follows:

Class B	$30,055,890
Class C	34,009,149
Class N	6,437,254
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2012	$123,115	$—	$126,480	$7,145	$17

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund’s Board of Trustees. During the six months ended April 30, 2012, the Manager waived $154,437.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF and Master Funds. During the six months ended April 30, 2012, the Manager waived fees and/or reimbursed the Fund $657,915 for management fees.
63 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to December 1, 2011. Effective December 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
During the six months ended April 30, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$24,464
Class B	57,597
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
64 | OPPENHEIMER GLOBAL ALLOCATION FUND

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter
65 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATE MENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. As of April 30, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $13,960,225, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $13,959,913 as of April 30, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of April 30, 2012 the Fund has required certain counterparties to post collateral of $15,122,746.
Credit Related Contingent Features. The Fund’s agreements with derivative counter-parties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of April 30, 2012 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Equity contracts	Futures margins	$695,800	*
Interest rate contracts	Futures margins	2,450	*	Futures margins	$406	*
				Unrealized depreciation on
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	312		foreign currency exchange contracts	2,569
66 | OPPENHEIMER GLOBAL ALLOCATION FUND

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Equity contracts	Investments, at value	$12,318,752	**	Appreciated options written, at value	$1,751,000
Foreign exchange contracts	Investments, at value	2,104,661	**

Total		$15,121,975			$1,753,975

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investments from
	unaffiliated
	companies	Closing and
Derivatives Not	(including	expiration	Closing and
Accounted	premiums	of option	expiration	Foreign
for as Hedging	on options	contracts	of futures	currency	Swap
Instruments	exercised)*	written	contracts	transactions	contracts	Total

Credit contracts	$—	$—	$—	$—	$(20,285)	$(20,285)
Equity contracts	24,320,514	346,705	(72,093,539)	—	—	(47,426,320)
Foreign exchange
contracts	(823,186)	1,123,528	—	(854,828)	—	(554,486)
Interest rate
contracts	(2,261,087)	—	153,839	—	—	(2,107,248)

Total	$21,236,241	$1,470,233	$(71,939,700)	$(854,828)	$(20,285)	$(50,108,339)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
				Translation of
				assets and
Derivatives Not				liabilities
Accounted for		Option		denominated
as Hedging		contracts	Futures	in foreign	Swap
Instruments	Investments*	written	contracts	currencies	contracts	Total

Credit contracts	$—	$—	$—	$—	$10,428	$10,428
Equity contracts	(22,459,886)	3,822,893	33,205,564	—	—	14,568,571
Foreign exchange
contracts	(3,351,841)	(1,072,646)	—	(17,275)	—	(4,441,762)
Interest rate
contracts	355,990	—	40,134	—	—	396,124

Total	$(25,455,737)	$2,750,247	$33,245,698	$(17,275)	$10,428	$10,533,361

*	Includes purchased option contracts and purchased swaption contracts, if any.
67 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     During the six months ended April 30, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $4,585,585 and $7,010,742, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is
68 | OPPENHEIMER GLOBAL ALLOCATION FUND

reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
     During the six months ended April 30, 2012, the Fund had an ending monthly average market value of $21,054,969 and $361,365,519 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
69 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
     During the six months ended April 30, 2012, the Fund had an ending monthly average market value of $33,492,134 and $1,872,190 on purchased call options and purchased put options, respectively.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended April 30, 2012, the Fund had an ending monthly average market value of $41,659 and $318,073 on written call options and written put options, respectively.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended April 30, 2012 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of
October 31, 2011	1,150	$133,965	26,612,326	$1,304,125
Options written	3,646	246,789	6,395	5,798,451
Options closed or expired	(4,749)	(371,891)	(26,613,285)	(1,420,405)
Options exercised	(47)	(8,863)	(286)	(32,747)

Options outstanding as of April 30, 2012	—	$—	5,150	$5,649,424

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a
70 | OPPENHEIMER GLOBAL ALLOCATION FUND

credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being
71 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.
     For the six months ended April 30, 2012, the Fund had ending monthly average notional amounts of $90,714 on credit default swaps to sell protection.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     As of April 30, 2012, the Fund had no such credit default swaps outstanding.
7. Restricted Securities
As of April 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
8. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’
72 | OPPENHEIMER GLOBAL ALLOCATION FUND

investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
73 | OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
74 | OPPENHEIMER GLOBAL ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
75 | OPPENHEIMER GLOBAL ALLOCATION FUND

OPPENHEIMER GLOBAL ALLOCATION FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Arthur P. Steinmetz, Vice President
George Evans, Vice President
Krishna Memani, Vice President
Benjamin H. Rockmuller, Vice President
Arthur. S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
76 | OPPENHEIMER GLOBAL ALLOCATION FUND

Financial Statements for Oppenheimer Global Allocation Fund (Cayman) Ltd. for the Period Ended April 30, 2012

79	Statement of Assets and Liabilities
80	Statement of Operations
81	Statement of Changes in Net Assets
82	Notes to Financial Statements
78 | OPPENHEIMER GLOBAL ALLOCATION FUND

OPPENHEIMER GLOBAL ALLOCATION FUND (CAYMAN) LTD.
STATEMENTT OF ASSETS AND LIABILITIES Unaudited
April 30, 2012

Assets
Cash	$10,833,445

Receivables and other assets:
Other	8,571

Total assets	10,842,016

Liabilities
Payables and other liabilities:
Legal, auditing and other professional fees	7,439
Insurance fees	503
Other	246

Total liabilities	8,188

Net Assets	$10,833,828

Composition of Net Assets
Par value of shares of beneficial interest	$29

Additional paid-in capital	4,974,692

Accumulated net investment loss	(464,095)

Accumulated net realized gain on investments	6,323,202

Net Assets—applicable to 2,921 shares of beneficial interest outstanding	$10,833,828

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$3,708.36
See accompanying Notes to Financial Statements.
79 | OPPENHEIMER GLOBAL ALLOCATION FUND

OPPENHEIMER GLOBAL ALLOCATION FUND (CAYMAN) LTD.
STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 30, 2012

Expenses
Management fees	$154,376

Legal, auditing and other professional fees	8,995

Directors’ compensation	3,694

Custodian fees and expenses	1,888

Other	2,285

Total expenses	171,238

Net Investment Loss	(171,238)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)	(106,262)
Closing and expiration of option contracts written	48,655

Net realized loss	(57,607)

Net change in unrealized appreciation/depreciation on:
Investments	(6,684,411)
Option contracts written	(1,425)

Net change in unrealized appreciation/depreciation	(6,685,836)

Net Decrease in Net Assets Resulting from Operations	$(6,914,681)

See accompanying Notes to Financial Statements.
80 | OPPENHEIMER GLOBAL ALLOCATION FUND

OPPENHEIMER GLOBAL ALLOCATION FUND (CAYMAN) LTD.
STATEMENT OF CHANGES IN NET ASSETS Unaudited

	Six Months Ended	Period Ended
	April 30, 2012	October 31,
	(Unaudited)	2011[1]

Operations
Net investment loss	$(171,238)	$(292,857)

Net realized gain (loss)	(57,607)	6,380,809

Net change in unrealized appreciation/depreciation	(6,685,836)	6,685,836

Net increase (decrease) in net assets resulting from operations	(6,914,681)	12,773,788

Capital Transactions
Net increase (decrease) in net assets resulting from capital transactions	(81,338,912)	86,313,633

Net Assets
Total increase (decrease)	(88,253,593)	99,087,421

Beginning of period	99,087,421	—

End of period (including accumulated net investment loss of
$464,095 and $292,857, respectively)	$10,833,828	$99,087,421

1.	For the period from May 12, 2011 (commencement of operations) to October 31, 2011.
See accompanying Notes to Financial Statements.
81 | OPPENHEIMER GLOBAL ALLOCATION FUND

OPPENHEIMER GLOBAL ALLOCATION FUND (CAYMAN) LTD.
NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Global Allocation Fund (Cayman) Ltd. (the “Fund”) is organized as a Cayman Islands Company Limited by Shares. The Fund intends to carry on the business of an investment company and to acquire, invest in and hold by way of investment, sell and deal primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds (“ETF”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Sub-Adviser is Oppenheimer Real Asset Management, Inc. (“ORAMI” or the “Sub-Adviser”), a wholly-owned subsidiary of the Manager. As of April 30, 2012, 100% of the Fund was owned by Oppenheimer Global Allocation Fund (“OGAF”). The Manager is also the investment adviser of OGAF.
     The beneficial interest of each investor in the Fund is represented by units of participating shares. The Fund’s directors may further designate classes of participating shares and series within each class. As of April 30, 2012, the directors have not designated classes or series of outstanding participating shares. During the six months ended April 30, 2012, all income, profits, losses and expenses, if any, of the Fund were allocated pro rata to all participating shares of the Fund. Issuance of additional participating shares is at the discretion of the Fund’s directors.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Income Taxes. The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through September of 2030. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are declared and paid annually from the Fund’s tax basis earnings and profits. Distributions are recorded on ex-dividend date. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio
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securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange
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OPPENHEIMER GLOBAL ALLOCATION FUND (CAYMAN) LTD.
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant
84 | OPPENHEIMER GLOBAL ALLOCATION FUND

event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Capital Transactions
The Fund has authorized 5,000,000 participating shares of $0.01 par value per share. The Fund issued 2,921.46 participating shares for $292,146 on May 12, 2011 in conjunction with OGAF’s initial capitalization of the Fund. All subsequent capital contributions and withdrawals did not have participating shares associated with the transaction.
85 | OPPENHEIMER GLOBAL ALLOCATION FUND

OPPENHEIMER GLOBAL ALLOCATION FUND (CAYMAN) LTD.
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Capital Transactions Continued
Capital transactions were as follows:

	Six Months Ended	Period Ended
	April 30, 2012	October 31, 2011[1]
	Amount	Amount

Contributions	$3,187,658	$121,262,669
Withdrawals	(84,526,570)	(34,949,036)

Net increase	$(81,338,912)	$86,313,633

1.	For the period from May 12, 2011 (commencement of operations) to October 31, 2011.
4. Expenses
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Up to $1.0 billion	0.80%
Next $2.0 billion	0.76
Next $1.0 billion	0.71
Next $1.0 billion	0.66
Next $1.0 billion	0.60
Next $1.0 billion	0.55
Next $2.0 billion	0.50
Over $9.0 billion	0.48
Sub-Adviser Fees. The Manager retains the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser a fee in monthly installments, based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1.0 billion	0.400%
Next $2.0 billion	0.380
Next $1.0 billion	0.355
Next $1.0 billion	0.330
Next $1.0 billion	0.300
Next $1.0 billion	0.275
Next $2.0 billion	0.250
Over $9.0 billion	0.240
The Fund shall bear all fees and expenses related to the business and affairs of the Fund, including among others, directors’ fees, audit fees, custodian fees and expenses in connection with the purchase and sale of securities and other Fund assets.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written
86 | OPPENHEIMER GLOBAL ALLOCATION FUND

options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
87 | OPPENHEIMER GLOBAL ALLOCATION FUND

OPPENHEIMER GLOBAL ALLOCATION FUND (CAYMAN) LTD.
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Closing and
Derivatives Not	Investments	expiration
Accounted for as	(including premiums	of option
Hedging Instruments	on options exercised)*	contracts written	Total

Equity contracts	$(5,010,584)	$48,655	$(4,961,929)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not
Accounted for as		Option
Hedging Instruments	Investments*	contracts written	Total

Equity contracts	$859,629	$(1,425)	$858,204

*	Includes purchased option contracts and purchased swaption contracts, if any.
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
88 | OPPENHEIMER GLOBAL ALLOCATION FUND

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended April 30, 2012, the Fund had an ending monthly average market value of $726,000 and $391,277 on purchased call options and purchased put options, respectively.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended April 30, 2012, the Fund had an ending monthly average market value of $5,347 and $5,318 on written call options and written put options, respectively.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
89 | OPPENHEIMER GLOBAL ALLOCATION FUND

OPPENHEIMER GLOBAL ALLOCATION FUND (CAYMAN) LTD.
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Written option activity for the six months ended April 30, 2012 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of October 31, 2011	24	$3,993	23	$6,378
Options written	141	30,174	126	25,909
Options closed or expired	(165)	(34,167)	(101)	(22,707)
Options exercised	—	—	(48)	(9,580)

Options outstanding as of April 30, 2012	—	$—	—	$—

As of April 30, 2012, the Fund had no outstanding written or purchased options.
6. Financial Highlights
The following represents the total return of the Fund for the six months ended April 30, 2012. Total return was calculated based upon the daily returns of the Fund during this period. The calculation has not been annualized for reporting purposes:

Six Months Ended April 30, 2012	(15.56)%
Period Ended October 31, 2011[1]	13.38%
The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

	Six Months Ended	Period Ended
	April 30, 2012	October 31, 2011[1]

Ratios to average net assets:
Net investment loss	(2.27)%	(0.84)%
Total expenses	2.27%	0.84%

1.	For the period from May 12, 2011 (commencement of operations) through October 31, 2011.
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained
90 | OPPENHEIMER GLOBAL ALLOCATION FUND

misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The
91 | OPPENHEIMER GLOBAL ALLOCATION FUND

OPPENHEIMER GLOBAL ALLOCATION FUND (CAYMAN) LTD.
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
8. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through June 18, 2012, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
92 | OPPENHEIMER GLOBAL ALLOCATION FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
93 | OPPENHEIMER GLOBAL ALLOCATION FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
94 | OPPENHEIMER GLOBAL ALLOCATION FUND

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	5.0%
Commercial Banks	3.7
Media	2.7
Communications Equipment	2.5
Chemicals	2.5
Insurance	2.2
Computers & Peripherals	2.1
Pharmaceuticals	2.1
Health Care Providers & Services	1.9
Beverages	1.6
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on net assets.

Top Ten Common Stock Holdings

Apple, Inc.	2.1%
Chevron Corp.	2.1
Mosaic Co. (The)	2.1
Wells Fargo & Co.	1.8
Exxon Mobil Corp.	1.6
Coca-Cola Co. (The)	1.6
Royal Dutch Shell plc, ADR	1.3
M&T Bank Corp.	1.3
Tyco International Ltd.	1.3
Church & Dwight Co., Inc.	1.2
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on net assets. For more current Top 10 Fund Holdings, please visit oppenheimerfunds.com.
7 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on the total market value of investments. Short sales of securities, which accounted for 16.2% of the Fund’s net assets as of fiscal year end, are not reflected in the chart above. More information about these investments is included in the Statement of Investments and the accompanying Notes to Financial Statements.
8 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
9 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2011	April 30, 2012	April 30, 2012

Actual
Class A	$1,000.00	$986.60	$8.98
Class B	1,000.00	982.70	13.45
Class C	1,000.00	983.10	12.80
Class N	1,000.00	985.30	10.52
Class Y	1,000.00	988.10	7.59

Hypothetical (5% return before expenses)
Class A	1,000.00	1,015.86	9.11
Class B	1,000.00	1,011.39	13.64
Class C	1,000.00	1,012.03	12.99
Class N	1,000.00	1,014.32	10.67
Class Y	1,000.00	1,017.26	7.70
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2012 are as follows:

Class	Expense Ratios

Class A	1.81%
Class B	2.71
Class C	2.58
Class N	2.12
Class Y	1.53
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

STATEMENT OF INVESTMENTS April 30, 2012 / Unaudited

	Shares	Value

Common Stocks—43.4%
Consumer Discretionary—3.7%
Hotels, Restaurants & Leisure—0.8%
McDonald’s Corp.[1,2]	95,000	$9,257,750
Media—2.7%
Cinemark Holdings, Inc.	412,000	9,459,522
Comcast Corp., Cl. A	342,000	10,372,860
Time Warner Cable, Inc.	130,000	10,458,500

		30,290,882

Multiline Retail—0.2%
Target Corp.	36,210	2,098,007
Consumer Staples—5.3%
Beverages—1.6%
Coca-Cola Co. (The)[1,2]	240,000	18,316,800
Food & Staples Retailing—0.9%
CVS Caremark Corp.	238,400	10,637,408
Food Products—0.3%
Adecoagro SA3	374,420	3,339,826
Household Products—1.2%
Church & Dwight Co., Inc.	265,000	13,462,000
Tobacco—1.3%
Altria Group, Inc.	145,950	4,701,050
Philip Morris International, Inc.[1,2]	108,020	9,668,870

		14,369,920

Energy—6.1%
Energy Equipment & Services—1.1%
Baker Hughes, Inc.	112,000	4,940,320
Schlumberger Ltd.	100,000	7,414,000

		12,354,320

Oil, Gas & Consumable Fuels—5.0%
Chevron Corp.	221,670	23,621,155
Exxon Mobil Corp.[1,2]	212,180	18,319,621
Royal Dutch Shell plc, ADR	205,000	15,038,800

		56,979,576

Financials—8.0%
Capital Markets—0.9%
Bond Street Holdings LLC[3]	120,000	2,160,000
Bond Street Holdings LLC, Cl. A3,4	375,000	6,750,000
Goldman Sachs Group, Inc. (The)	10,322	1,188,578

		10,098,578

Commercial Banks—3.7%
M&T Bank Corp.	169,640	14,634,843
U.S. Bancorp	195,420	6,286,661
Wells Fargo & Co.	621,810	20,787,108

		41,708,612

Diversified Financial Services—0.4%
Citigroup, Inc.	132,100	4,364,584
Insurance—2.2%
ACE Ltd.	158,570	12,046,563
Alleghany Corp.[3]	25,052	8,590,331
Everest Re Group Ltd.	48,900	4,845,990

		25,482,884

Real Estate Investment Trusts—0.8%
American Assets Trust, Inc.	60,788	1,429,126
Macerich Co. (The)	89,500	5,510,515
Starwood Property Trust, Inc.	103,000	2,149,610

		9,089,251

Health Care—4.3%
Health Care Equipment & Supplies—0.3%
Covidien plc	38,000	2,098,740
Medtronic, Inc.	50,000	1,910,000

		4,008,740

Health Care Providers & Services—1.9%
Humana, Inc.	143,990	11,617,113
UnitedHealth Group, Inc.	174,820	9,816,143

		21,433,256
12 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

	Shares	Value

Pharmaceuticals—2.1%
Merck & Co., Inc.	304,000	$11,928,960
Teva Pharmaceutical Industries Ltd., Sponsored ADR	113,210	5,178,225
Watson Pharmaceuticals, Inc.[3]	85,000	6,405,600

		23,512,785

Industrials—4.0%
Aerospace & Defense—0.8%
Honeywell International, Inc.	150,000	9,099,000
Construction & Engineering—0.1%
Quanta Services, Inc.[3]	46,350	1,025,262
Industrial Conglomerates—1.3%
Tyco International Ltd.	255,000	14,313,150
Machinery—1.3%
AGCO Corp.[3]	73,421	3,419,216
Navistar International Corp.[3]	191,000	6,484,450
SPX Corp.	64,000	4,913,920

		14,817,586

Trading Companies & Distributors—0.5%
AerCap Holdings NV3	493,901	5,719,374
Information Technology—7.0%
Communications Equipment—2.5%
Ciena Corp.[3]	310,730	4,605,019
Cisco Systems, Inc.	250,000	5,037,500
Juniper Networks, Inc.[3]	417,790	8,953,240
QUALCOMM, Inc.[1,2]	160,560	10,250,150

		28,845,909

Computers & Peripherals—2.1%
Apple, Inc.[3]	40,500	23,661,720
Electronic Equipment & Instruments—0.2%
TE Connectivity Ltd.	64,000	2,333,440
Internet Software & Services—0.8%
Google, Inc., Cl. A3	7,750	4,690,533
VeriSign, Inc.	111,000	4,563,210

		9,253,743

IT Services—0.5%
International Business Machines Corp.[1,2]	28,500	5,901,780
Semiconductors & Semiconductor Equipment—0.5%
Xilinx, Inc.	150,000	5,457,000
Software—0.4%
Oracle Corp.	137,600	4,044,064
Materials—3.9%
Chemicals—2.5%
Celanese Corp., Series A	100,000	4,846,000
Mosaic Co. (The)	446,670	23,593,109

		28,439,109

Containers & Packaging—0.8%
Rock-Tenn Co., Cl. A	145,000	9,037,850
Metals & Mining—0.6%
Allegheny Technologies, Inc.	138,990	5,968,231
Utilities—1.1%
Electric Utilities—1.1%
Cleco Corp.	150,000	6,120,000
Edison International, Inc.	136,500	6,007,365

		12,127,365

Total Common Stocks (Cost $438,856,879)		490,849,762

Preferred Stocks—0.5%
Goldman Sachs Group, Inc. (The), 3.75% Non-Cum., Series A, Non-Vtg.	41,024	810,634
PPL Corp., 9.50% Cv., Non-Vtg.	100,000	5,385,000

Total Preferred Stocks (Cost $6,032,860)		6,195,634
13 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities—2.4%
CWABS Asset-Backed Certificates Trust 2005-12, Asset-Backed Certificates, Series 2005-12, Cl. M2, 0.729%, 2/25/36[5]	$6,000,000	$1,065,864
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW3, Cl. M1, 0.719%, 8/25/35[5]	5,000,000	2,978,778
Saxon Asset Securities Trust 2007-3, Mtg. Loan Asset-Backed Certificates, Series 2007-3, Cl. 2A4, 0.729%, 9/25/47[5]	7,595,000	2,915,618
Structured Asset Securities Corp., Mtg. Loan Asset-Backed Certificates, Series 2007-GEL2, Cl. A2, 0.559%, 5/25/37[5]	35,500,000	20,155,622

Total Asset-Backed Securities (Cost $27,086,875)		27,115,882

Mortgage-Backed Obligations—1.6%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R2, Cl. M1, 0.669%, 4/25/34[5]	4,286,384	2,291,807
Bear Stearns Asset-Backed Securities I Trust 2004-HE9, Asset-Backed Certificates, Series 2004-HE9, Cl. M2, 1.439%, 11/25/34[5]	12,425,317	6,483,319
First NLC Trust 2005-4, Mtg.-Backed Certificates, Series 2005-4, Cl. A4, 0.629%, 2/25/36[5]	11,003,000	4,189,310
Home Equity Asset Trust 2005-5, Mtg. Home Equity Pass-Through Certificates, Series 2005-5, Cl. M2, 0.749%, 11/25/35[5]	1,888,088	738,242
Home Equity Mortgage Loan Asset-Backed Trust, Home Equity Asset-Backed Certificates, Series INABS 2005-B, Cl. M3, 0.729%, 8/25/35[5]	1,298,061	548,671
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg. Pass-Through Certificates, Series 2004-13, Cl. 2A2, 2.634%, 4/1/34[5]	1,351,810	1,348,464
RAMP Series 2005-RS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-RS6, Cl. M2, 0.749%, 6/25/35[5]	944,044	588,492
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series 2007-GEL2, Cl. A3, 0.689%, 5/25/37[5,6]	4,486,000	1,860,907

Total Mortgage- Backed Obligations (Cost $17,810,555)		18,049,212

Non-Convertible Corporate Bonds and Notes—0.9%
Wachovia Capital Trust III, 5.57% Perpetual Bonds[5,7] (Cost $9,658,381)	11,000,000	10,243,750
14 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

	Principal
	Amount	Value

Convertible Corporate Bonds and Notes—4.1%
Advanced Micro Devices, Inc.: 5.75% Cv. Sr. Unsec. Nts., 8/15/12	$5,000,000	$5,068,750
6% Cv. Sr. Unsec. Nts., 5/1/15	12,000,000	12,420,000
Alcatel-Lucent USA, Inc., 2.75% Cv. Sr. Unsec. Unsub. Debs., Series B, 6/15/25	22,500,000	22,331,250
Amylin Pharmaceuticals, Inc., 3% Cv. Sr. Unsec. Nts., 6/15/14	7,000,000	7,096,250

Total Convertible Corporate Bonds and Notes (Cost $43,551,969)		46,916,250

Event-Linked Bonds—0.5%
Merna Reinsurance II Ltd. Catastrophe Linked Nts., 3.65%, 4/8/13[5,6]	3,000,000	3,008,100
Midori Ltd. Catastrophe Linked Nts., 3.217%, 10/24/12[5,6]	3,200,000	3,179,200

Total Event-Linked Bonds (Cost $6,207,986)		6,187,300

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—0.1%
Goldman Sachs Group, Inc. (The) Call[3]	7/23/12	$115.000	300	$177,000
Standard & Poor’s Depositary Receipts Trust/Standard & Poor’s 500 Exchange Traded Funds, Series 1 Call[3]	6/18/12	145.000	3,750	285,000
U.S. Treasury Nts. Futures, 10 yr., 6/20/12 Call[3]	5/25/12	133.000	200	65,625
U.S. Treasury Nts. Futures, 10 yr., 6/20/12 Call[3]	5/25/12	134.000	200	21,875

Total Options Purchased (Cost $1,122,801)				549,500

	Swaption
	Expiration	Notional
	Date	Amount		Value

Swaptions Purchased—0.5%
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swaption; Swap Terms: Paid: 2%; Received: Six-Month JPY BBA LIBOR; Termination Date: 1/21/25[3]	1/20/15	3,838,000,000	JPY	$922,587
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swaption; Swap Terms: Paid: 4%; Received: Three-Month BBA LIBOR; Termination Date: 11/28/24[3]	11/26/14	50,000,000		1,031,162
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 4%; Received: Three-Month BBA LIBOR; Termination Date: 2/26/25[3]	2/25/15	50,000,000		1,237,131
15 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Swaption
	Expiration	Notional
	Date	Amount	Value

Swaptions Purchased Continued
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swaption (European); Swap Terms: Paid: 4.50%: Received: Three-Month BBA LIBOR; Termination Date: 2/28/27[3]	2/27/17	50,000,000	$1,881,040
JPMorgan Chase Bank NA, Swap Counterparty, Interest Rate Swaption; Paid: 4%; Received: Three-Month BBA LIBOR; Termination Date: 12/3/24[3]	12/2/14	50,000,000	1,044,267

Total Swaptions Purchased (Cost $8,246,096)			6,116,187

	Shares

Structured Securities—0.9%
Africa Telecommunications, Media & Technology Fund 1 LLC[4]	9,542,930	95,429
Barclays Bank plc, Hewlett-Packard Co. Equity Linked Nts.	408,497	9,948,944

Total Structured Securities (Cost $20,000,007)		10,044,373

Investment Companies—46.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%[8,9]	405,778,475	405,778,475
Oppenheimer Master Loan Fund, LLC[8]	8,288,014	103,441,088
Oppenheimer Short Duration Fund, Cl. Y8	1,996,457	20,004,500

Total Investment Companies (Cost $528,452,280)		529,224,063

Total Investments, at Value (Cost $1,107,026,689)	101.7%	1,151,491,913
Liabilities in Excess of Other Assets	(1.7)	(19,744,004)

Net Assets	100.0%	$1,131,747,909

Footnotes to Statement of Investments

1.	All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to outstanding written options. The aggregate market value of such securities is $64,319,150. See Note 6 of the accompanying Notes.

2.	All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to securities sold short. The aggregate market value of such securities is $64,318,150. See Note 1 of the accompanying Notes.

3.	Non-income producing security.

4.	Restricted security. The aggregate value of restricted securities as of April 30, 2012 was $6,845,429, which represents 0.60% of the Fund’s net assets. See Note 7 of the accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Depreciation

Africa Telecommunications, Media & Technology Fund 1 LLC	4/20/11	$10,000,000	$95,429	$9,904,571
Bond Street Holdings LLC, Cl. A	11/4/09	7,500,000	6,750,000	750,000

		$17,500,000	$6,845,429	$10,654,571

16 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,048,207 or 0.71% of the Fund’s net assets as of April 30, 2012.

7.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

8.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/			Shares/
	Principal Amount	Gross	Gross	Principal Amount
	October 31, 2011	Additions	Reductions	April 30, 2012

Oppenheimer Institutional Money Market Fund, Cl. E	707,964,096	830,291,052	1,132,476,673	405,778,475
Oppenheimer Master Loan Fund, LLC	—	8,288,014	—	8,288,014
Oppenheimer Short Duration Fund, Cl. Y	—	1,996,457	—	1,996,457
Take-Two Interactive Software, Inc.	7,303,043	—	7,303,043	—
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14	4,611,000	—	4,611,000	—
THQ, Inc.	7,102,240	—	7,102,240	—
Vanda Pharmaceuticals, Inc.	1,535,078	—	1,535,078	—

				Realized
	Value	Income		Gain (Loss)

Oppenheimer Institutional Money Market Fund, Cl. E	$405,778,475	$678,967		$—
Oppenheimer Master Loan Fund, LLC	103,441,088	2,060,136	[a]	695,970 [a]
Oppenheimer Short Duration Fund, Cl. Y	20,004,500	15,500		—
Take-Two Interactive Software, Inc.	—	—		(34,961,011)
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14	—	60,600		2,700,146
THQ, Inc.	—	—		(59,848,966)
Vanda Pharmaceuticals, Inc.	—	—		(7,904,891)

	$529,224,063	$2,815,203		$(99,318,752)

a.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

9.	Rate shown is the 7-day yield as of April 30, 2012.

	Shares
	Sold Short	Value

Securities Sold Short—(16.2)%
Common Stock Securities Sold Short—(9.5)%
Aflac, Inc.	(128,000)	$(5,765,120)
Air Lease Corp.[3]	(120,000)	(2,822,400)
Aircastle Ltd.	(215,000)	(2,612,250)
AK Steel Holding Corp.	(1,145,000)	(8,495,900)
Bank of America Corp.	(250,000)	(2,027,500)
Boeing Co. (The)	(107,000)	(8,217,600)
Camden Property Trust	(75,000)	(5,075,250)
Carrizo Oil & Gas, Inc.[3]	(75,094)	(2,105,636)
Chesapeake Energy Corp.	(317,000)	(5,845,480)
17 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

	Shares
	Sold Short	Value

Common Stock Securities Sold Short Continued
Children’s Place Retail Stores, Inc.[3]	(75,000)	$(3,448,500)
Comerica, Inc.	(186,000)	(5,955,720)
Dell, Inc.[3]	(173,000)	(2,832,010)
FMC Technologies, Inc.[3]	(27,460)	(1,290,620)
Green Mountain Coffee, Inc.[3]	(55,000)	(2,681,250)
Intel Corp.	(72,000)	(2,044,800)
J.C. Penney Co., Inc. (Holding Co.)	(100,000)	(3,606,000)
Lexmark International, Inc., Cl. A	(85,500)	(2,573,550)
Microsoft Corp.	(245,000)	(7,844,900)
Pennsylvania Real Estate Investment Trust	(170,000)	(2,395,300)
Quicksilver Resources, Inc.[3]	(897,474)	(4,218,128)
Rouse Properties, Inc.[3]	(75,392)	(1,013,268)
SanDisk Corp.[3]	(32,500)	(1,202,825)
SandRidge Energy, Inc.[3]	(195,000)	(1,558,050)
Silver Wheaton Corp.	(74,420)	(2,272,043)
Skyworks Solutions, Inc.[3]	(53,076)	(1,440,483)
United States Steel Corp.	(299,000)	(8,470,670)
United Technologies Corp.	(120,000)	(9,796,800)

Total Common Stock Securities Sold Short (Proceeds $(111,682,563))		(107,612,053)

Investment Company Securities Sold Short—(6.7)%
Financial Select Sector SPDR Fund	(2,737,540)	(42,212,867)
PowerShares QQQ	(110,630)	(7,385,659)
SPDR S&P Retail Exchange Traded Fund	(100,000)	(6,174,000)
Standard & Poor’s Depositary Receipts Trust/Standard & Poor’s 500 Exchange Traded Funds, Series[1]	(144,300)	(20,183,241)

Total Investment Company Securities Sold Short (Proceeds $(57,713,027))		(75,955,767)

Total Securities Sold Short (Proceeds $(169,395,590))		$(183,567,820)

Foreign Currency Exchange Contracts as of April 30, 2012 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Depreciation

Goldman Sachs & Co.
Euro (EUR)	Sell	8,000	EUR	7/27/12	$10,595,147	$23,131
18 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

Futures Contracts as of April 30, 2012 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Euro BTP	Sell	43	6/7/12	$5,789,228	$167,333
Euro OAT	Sell	40	6/7/12	6,678,315	(84,662)

					$82,671

Written Options as of April 30, 2012 are as follows:

		Number of	Exercise	Expiration	Premiums		Unrealized
Description	Type	Contracts	Price	Date	Received	Value	Appreciation

Goldman Sachs Group, Inc. (The)	Call	300	$125.000	7/23/12	$98,090	$(58,800)	$39,290
Goldman Sachs Group, Inc. (The)	Put	150	115.000	7/23/12	104,544	(91,500)	13,044

					$202,634	$(150,300)	$52,334

Credit Default Swap Contracts as of April 30, 2012 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Unrealized
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	Depreciation

Austria (Republic of)
Goldman Sachs International	Buy	$25,000	1.00%	12/20/16	$(874,393)	$700,268	$174,125

	Total	25,000			(874,393)	700,268	174,125
Germany (Federal Republic of)
Goldman Sachs International	Buy	50,000	0.25	12/20/16	(1,804,216)	1,241,172	563,044

	Total	50,000			(1,804,216)	1,241,172	563,044
France (Republic of)
Goldman Sachs International	Buy	25,000	0.25	12/20/16	(1,910,232)	1,715,548	194,684

	Total	25,000			(1,910,232)	1,715,548	194,684

Grand Total Buys					(4,588,841)	3,656,988	931,853
Grand Total Sells					—	—	—

Total Credit Default Swaps					$(4,588,841)	$3,656,988	$931,853

Swap Summary as of April 30, 2012 is as follows:
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

Goldman Sachs International	Credit Default Buy Protection	$100,000	$3,656,988
See accompanying Notes to Financial Statements.
19 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

April 30, 2012

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $578,574,409)	$622,267,850
Affiliated companies (cost $528,452,280)	529,224,063

1,151,491,913
Cash	393,666
Deposits with broker for securities sold short	159,063,640
Cash used for collateral on futures	390,700
Cash used for collateral on OTC derivatives	110,000
Depreciated swaps, at value (upfront payments paid $4,588,841)	3,656,988
Receivables and other assets:
Investments sold	8,767,665
Interest and dividends	1,048,103
Shares of beneficial interest sold	233,483
Other	130,721

Total assets	1,325,286,879

Liabilities
Short positions, at value (proceeds of $169,395,590)—see accompanying statement of investments	183,567,820
Appreciated options written, at value (premiums received $202,634)	150,300
Unrealized depreciation on foreign currency exchange contracts	23,131
Payables and other liabilities:
Investments purchased	5,969,329
Shares of beneficial interest redeemed	2,797,048
Trustees’ compensation	287,263
Transfer and shareholder servicing agent fees	259,130
Distribution and service plan fees	229,709
Shareholder communications	130,721
Futures margins	73,505
Other	51,014

Total liabilities	193,538,970

Net Assets	$1,131,747,909

Composition of Net Assets
Par value of shares of beneficial interest	$500,314
Additional paid-in capital	1,229,463,925
Accumulated net investment loss	(3,041,544)
Accumulated net realized loss on investments and foreign currency transactions	(124,647,801)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	29,473,015

Net Assets	$1,131,747,909

20 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $859,114,030 and 37,300,982 shares of beneficial interest outstanding)	$23.03
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$24.44

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $55,991,958 and 2,660,397 shares of beneficial interest outstanding)	$21.05

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $155,909,087 and 7,406,452 shares of beneficial interest outstanding)	$21.05

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $32,943,755 and 1,480,171 shares of beneficial interest outstanding)	$22.26

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $27,789,079 and 1,183,420 shares of beneficial interest outstanding)	$23.48
See accompanying Notes to Financial Statements.
21 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended April 30, 2012

Allocation of Income and Expenses from Master Fund[1]
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	$2,057,440
Dividends	2,696
Expenses[2]	(86,801)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	1,973,335

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $54,394)	5,158,929
Affiliated companies	694,467
Interest:
Unaffiliated companies	1,403,528
Affiliated companies	60,600

Total investment income	7,317,524

Expenses
Management fees	5,177,043
Distribution and service plan fees:
Class A	1,123,806
Class B	303,925
Class C	870,329
Class N	89,596
Transfer and shareholder servicing agent fees:
Class A	1,144,219
Class B	134,735
Class C	220,174
Class N	56,002
Class Y	35,624
Shareholder communications:
Class A	64,742
Class B	10,185
Class C	12,196
Class N	1,748
Class Y	552
Dividends on short sales	1,579,025
Financing expense from short sales	1,521,431
Trustees’ compensation	11,625
Custodian fees and expenses	7,685
Administration service fees	750
Other	89,363

Total expenses	12,454,755
Less waivers and reimbursements of expenses	(428,709)

Net expenses	12,026,046
Net Investment Loss	(2,735,187)

1.	The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of the accompanying Notes.

2.	Net of expense waivers and/or reimbursements of $1,223.
22 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from:
Unaffiliated companies (including premiums on options exercised)	$36,866,077
Affiliated companies	(100,014,722)
Closing and expiration of option contracts written	382,247
Closing and expiration of futures contracts	(967,383)
Foreign currency transactions	10,432,722
Short positions	(59,205,960)
Swap contracts	(2,105,576)
Increase from payment by affiliate	56,200
Net realized gain allocated from Oppenheimer Master Loan Fund, LLC	695,970

Total net realized loss	(113,860,425)

Net change in unrealized appreciation/depreciation on:
Investments	61,720,409
Translation of assets and liabilities denominated in foreign currencies	(11,682,666)
Futures contracts	82,671
Option contracts written	52,334
Short positions	45,575,662
Swap contracts	(931,853)
Net change in unrealized appreciation/deprecation allocated from Oppenheimer Master Loan Fund, LLC	771,783

Total net change in unrealized appreciation/depreciation	95,588,340
Net Decrease in Net Assets Resulting from Operations	$(21,007,272)

See accompanying Notes to Financial Statements.
23 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2012	October 31,
	(Unaudited)	2011

Operations
Net investment loss	$(2,735,187)	$(12,769,829)
Net realized gain (loss)	(113,860,425)	130,987,400
Net change in unrealized appreciation/depreciation	95,588,340	(109,056,510)

Net increase (decrease) in net assets resulting from operations	(21,007,272)	9,161,061

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	(83,326,353)	(23,607,860)
Class B	(5,982,948)	(1,850,873)
Class C	(17,494,832)	(5,094,508)
Class N	(3,429,773)	(919,492)
Class Y	(3,295,710)	(894,640)

	(113,529,616)	(32,367,373)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(67,085,810)	(191,105,180)
Class B	(5,201,183)	(21,351,139)
Class C	(22,716,294)	(42,358,915)
Class N	(2,912,448)	(5,616,085)
Class Y	(21,818,342)	4,707,964

	(119,734,077)	(255,723,355)

Net Assets
Total decrease	(254,270,965)	(278,929,667)
Beginning of period	1,386,018,874	1,664,948,541

End of period (including accumulated net investment loss of $3,041,544 and $306,357, respectively)	$1,131,747,909	$1,386,018,874

See accompanying Notes to Financial Statements.
24 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29	October 31,	October 31,	October 31,
Class A	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$25.55	$26.01	$24.46	$23.15	$34.21	$30.15

Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	(.17)	(.11)	(.03)	.26	.51
Net realized and unrealized gain (loss)	(.35)	.22	1.66	2.19	(5.63)	5.17

Total from investment operations	(.38)	.05	1.55	2.16	(5.37)	5.68

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	(3.43)	(.39)
Distributions from net realized gain	(2.14)	(.51)	—	(.79)	(2.26)	(1.23)
Tax return of capital distribution	—	—	—	(.06)	—	—

Total dividends and/or distributions to shareholders	(2.14)	(.51)	—	(.85)	(5.69)	(1.62)

Net asset value, end of period	$23.03	$25.55	$26.01	$24.46	$23.15	$34.21

Total Return, at Net Asset Value[3]	(1.34)%	0.14%	6.34%	9.94%	(18.62)%	19.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$859,114	$1,024,109	$1,229,920	$1,340,846	$1,052,971	$1,164,793

Average net assets (in thousands)	$927,864	$1,165,257	$1,297,058	$1,206,192	$1,166,299	$1,142,058

Ratios to average net assets:[4]
Net investment income (loss)	(0.29)%[5]	(0.65)%	(0.44)%	(0.13)%	0.93%	1.61%
Total expenses[6]	1.88%[5]	1.57%	1.43%	1.48%	1.56%	1.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.81%[5]	1.52%	1.38%	1.43%	1.52%	1.37%

Portfolio turnover rate	153%	181%	58%	117%	135%	51%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.93%
Year Ended October 31, 2011	1.62%
Year Ended October 29, 2010	1.48%
Year Ended October 31, 2009	1.53%
Year Ended October 31, 2008	1.60%
Year Ended October 31, 2007	1.43%
See accompanying Notes to Financial Statements.
25 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29	October 31,	October 31,	October 31,
Class B	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$23.63	$24.32	$23.07	$22.08	$32.82	$28.97

Income (loss) from investment operations:
Net investment income (loss)[2]	(.13)	(.38)	(.31)	(.23)	.06	.26
Net realized and unrealized gain (loss)	(.31)	.20	1.56	2.07	(5.39)	4.97

Total from investment operations	(.44)	(.18)	1.25	1.84	(5.33)	5.23

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	(3.15)	(.15)
Distributions from net realized gain	(2.14)	(.51)	—	(.79)	(2.26)	(1.23)
Tax return of capital distribution	—	—	—	(.06)	—	—

Total dividends and/or distributions to shareholders	(2.14)	(.51)	—	(.85)	(5.41)	(1.38)

Net asset value, end of period	$21.05	$23.63	$24.32	$23.07	$22.08	$32.82

Total Return, at Net Asset Value[3]	(1.73)%	(0.81)%	5.42%	8.93%	(19.23)%	18.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,992	$68,426	$91,209	$107,366	$90,923	$136,745

Average net assets (in thousands)	$61,315	$82,022	$98,421	$97,044	$113,810	$146,748

Ratios to average net assets:[4]
Net investment income (loss)	(1.19)%[5]	(1.55)%	(1.34)%	(1.04)%	0.21%	0.84%
Total expenses[6]	2.85%[5]	2.57%	2.43%	2.49%	2.31%	2.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.71%[5]	2.43%	2.29%	2.34%	2.27%	2.14%

Portfolio turnover rate	153%	181%	58%	117%	135%	51%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	2.90%
Year Ended October 31, 2011	2.62%
Year Ended October 29, 2010	2.48%
Year Ended October 31, 2009	2.54%
Year Ended October 31, 2008	2.35%
Year Ended October 31, 2007	2.20%
See accompanying Notes to Financial Statements.
26 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29	October 31,	October 31,	October 31,
Class C	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$23.62	$24.27	$22.99	$21.98	$32.73	$28.91

Income (loss) from investment operations:
Net investment income (loss)[2]	(.11)	(.35)	(.28)	(.20)	.04	.26
Net realized and unrealized gain (loss)	(.32)	.21	1.56	2.06	(5.35)	4.96

Total from investment operations	(.43)	(.14)	1.28	1.86	(5.31)	5.22

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	(3.18)	(.17)
Distributions from net realized gain	(2.14)	(.51)	—	(.79)	(2.26)	(1.23)
Tax return of capital distribution	—	—	—	(.06)	—	—

Total dividends and/or distributions to shareholders	(2.14)	(.51)	—	(.85)	(5.44)	(1.40)

Net asset value, end of period	$21.05	$23.62	$24.27	$22.99	$21.98	$32.73

Total Return, at Net Asset Value[3]	(1.69)%	(0.64)%	5.57%	9.07%	(19.21)%	18.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$155,909	$199,765	$247,138	$253,051	$138,331	$140,022

Average net assets (in thousands)	$175,327	$233,997	$259,581	$194,014	$139,228	$139,758

Ratios to average net assets:[4]
Net investment income (loss)	(1.06)%[5]	(1.40)%	(1.20)%	(0.93)%	0.15%	0.85%
Total expenses[6]	2.65%[5]	2.32%	2.18%	2.24%	2.32%	2.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.58%[5]	2.27%	2.13%	2.19%	2.28%	2.13%

Portfolio turnover rate	153%	181%	58%	117%	135%	51%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	2.70%
Year Ended October 31, 2011	2.37%
Year Ended October 29, 2010	2.23%
Year Ended October 31, 2009	2.29%
Year Ended October 31, 2008	2.36%
Year Ended October 31, 2007	2.19%
See accompanying Notes to Financial Statements.
27 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29	October 31,	October 31,	October 31,
Class N	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$24.80	$25.34	$23.91	$22.72	$33.68	$29.68

Income (loss) from investment operations:
Net investment income (loss)[2]	(.07)	(.24)	(.19)	(.12)	.17	.40
Net realized and unrealized gain (loss)	(.33)	.21	1.62	2.16	(5.54)	5.10

Total from investment operations	(.40)	(.03)	1.43	2.04	(5.37)	5.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	(3.33)	(.27)
Distributions from net realized gain	(2.14)	(.51)	—	(.79)	(2.26)	(1.23)
Tax return of capital distribution	—	—	—	(.06)	—	—

Total dividends and/or distributions to shareholders	(2.14)	(.51)	—	(.85)	(5.59)	(1.50)

Net asset value, end of period	$22.26	$24.80	$25.34	$23.91	$22.72	$33.68

Total Return, at Net Asset Value[3]	(1.47)%	(0.18)%	5.98%	9.58%	(18.89)%	19.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,944	$39,916	$46,237	$36,363	$17,858	$22,007

Average net assets (in thousands)	$36,918	$45,004	$43,184	$25,939	$20,349	$21,086

Ratios to average net assets:[4]
Net investment income (loss)	(0.61)%[5]	(0.95)%	(0.79)%	(0.52)%	0.62%	1.28%
Total expenses[6]	2.19%[5]	1.87%	1.77%	1.83%	1.90%	1.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.12%[5]	1.82%	1.71%	1.77%	1.84%	1.70%

Portfolio turnover rate	153%	181%	58%	117%	135%	51%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	2.24%
Year Ended October 31, 2011	1.92%
Year Ended October 29, 2010	1.82%
Year Ended October 31, 2009	1.88%
Year Ended October 31, 2008	1.94%
Year Ended October 31, 2007	1.76%
See accompanying Notes to Financial Statements.
28 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29	October 31,	October 31,	October 31,
Class Y	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$25.97	$26.35	$24.70	$23.30	$34.39	$30.28

Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	(.09)	(.04)	.02	.30	.56
Net realized and unrealized gain (loss)	(.35)	.22	1.69	2.23	(5.65)	5.20

Total from investment operations	(.35)	.13	1.65	2.25	(5.35)	5.76

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	(3.48)	(.42)
Distributions from net realized gain	(2.14)	(.51)	—	(.79)	(2.26)	(1.23)
Tax return of capital distribution	—	—	—	(.06)	—	—

Total dividends and/or distributions to shareholders	(2.14)	(.51)	—	(.85)	(5.74)	(1.65)

Net asset value, end of period	$23.48	$25.97	$26.35	$24.70	$23.30	$34.39

Total Return, at Net Asset Value[4]	(1.19)%	0.45%	6.68%	10.27%	(18.45)%	19.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,789	$53,803	$50,445	$37,726	$18,693	$14,784

Average net assets (in thousands)	$35,398	$58,196	$50,667	$32,544	$17,505	$15,189

Ratios to average net assets:[5]
Net investment income (loss)	0.01%[6]	(0.34)%	(0.14)%	0.10%	1.08%	1.77%
Total expenses[7]	1.60%[6]	1.25%	1.11%	1.18%	1.35%	1.25%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.53%[6]	1.20%	1.06%	1.13%	1.31%	1.21%

Portfolio turnover rate	153%	181%	58%	117%	135%	51%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

7.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.65%
Year Ended October 31, 2011	1.30%
Year Ended October 29, 2010	1.16%
Year Ended October 31, 2009	1.23%
Year Ended October 31, 2008	1.39%
Year Ended October 31, 2007	1.28%
See accompanying Notes to Financial Statements.
29 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Flexible Strategies Fund (the “Fund”), formerly Oppenheimer Quest Opportunity Value Fund, a series of Oppenheimer Quest For Value Funds, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek growth of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation
30 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Securities Sold Short. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate cash or securities at its custodian which are pledged for the benefit of the lending broker and/or to deposit and pledge cash directly at the lending broker, with a value equal to a certain percentage, exceeding 100%, of the value of the securities that it sold short. Cash that has been segregated and pledged for this purpose will be disclosed on the Statement of Assets and Liabilities; securities that have been segregated and pledged for this purpose are disclosed as such in the Statement of Investments. The aggregate market value of such cash and securities at period end is $223,381,790. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.
     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investments in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in each Master Fund according to its allocated pro-rata share, based on its
31 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had straddle losses of $169,405. Details of the fiscal year ended October 31, 2011 capital loss carryforwards
32 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

No expiration	$169,405
As of April 30, 2012, it is estimated that the capital loss carryforwards would be $114,029,830 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2012, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,107,026,689
Federal tax cost of other investments	(177,559,597)

Total federal tax cost	$929,467,092

Gross unrealized appreciation	$78,093,685
Gross unrealized depreciation	(48,597,539)

Net unrealized appreciation	$29,496,146

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 30, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Payments Made to Retired Trustees	$24,723
Accumulated Liability as of April 30, 2012	212,066
33 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
34 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
35 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.
     Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.
36 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
37 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 30, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$41,646,639	$—	$—	$41,646,639
Consumer Staples	60,125,954	—	—	60,125,954
Energy	69,333,896	—	—	69,333,896
Financials	81,833,909	8,910,000	—	90,743,909
Health Care	48,954,781	—	—	48,954,781
Industrials	44,974,372	—	—	44,974,372
Information Technology	79,497,656	—	—	79,497,656
Materials	43,445,190	—	—	43,445,190
Utilities	12,127,365	—	—	12,127,365
Preferred Stocks	—	6,195,634	—	6,195,634
Asset-Backed Securities	—	27,115,882	—	27,115,882
Mortgage-Backed Obligations	—	18,049,212	—	18,049,212
Non-Convertible Corporate Bonds and Notes	—	10,243,750	—	10,243,750
Convertible Corporate Bonds and Notes	—	46,916,250	—	46,916,250
Event-Linked Bonds	—	6,187,300	—	6,187,300
Options Purchased	549,500	—	—	549,500
Swaptions Purchased	—	6,116,187	—	6,116,187
Structured Securities	—	9,948,944	95,429	10,044,373
Investment Companies	529,224,063	—	—	529,224,063

Total Investments, at Value	1,011,713,325	139,683,159	95,429	1,151,491,913
Other Financial Instruments:
Depreciated swaps, at value	—	3,656,988	—	3,656,988

Total Assets	$1,011,713,325	$143,340,147	$95,429	$1,155,148,901

Liabilities Table
Other Financial Instruments:
Common Stock Securities Sold Short	$(107,612,053)	$—	$—	$(107,612,053)
Investment Company Securities Sold Short	(75,955,767)	—	—	(75,955,767)
Appreciated options written, at value	(150,300)	—	—	(150,300)
Foreign currency exchange contracts	—	(23,131)	—	(23,131)
Futures margins	(73,505)	—	—	(73,505)

Total Liabilities	$(183,791,625)	$(23,131)	$—	$(183,814,756)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
38 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	1,200,662	$27,985,047	3,804,285	$101,386,842
Dividends and/or distributions reinvested	3,529,266	79,937,873	845,456	22,336,949
Redeemed	(7,515,875)	(175,008,730)	(11,843,997)	(314,828,971)

Net decrease	(2,785,947)	$(67,085,810)	(7,194,256)	$(191,105,180)

Class B
Sold	167,247	$3,564,789	417,497	$10,363,163
Dividends and/or distributions reinvested	281,996	5,857,047	72,919	1,795,279
Redeemed	(684,411)	(14,623,019)	(1,345,943)	(33,509,581)

Net decrease	(235,168)	$(5,201,183)	(855,527)	$(21,351,139)

Class C
Sold	407,975	$8,678,163	1,176,984	$29,154,350
Dividends and/or distributions reinvested	761,423	15,814,760	180,408	4,434,430
Redeemed	(2,220,095)	(47,209,217)	(3,084,225)	(75,947,695)

Net decrease	(1,050,697)	$(22,716,294)	(1,726,833)	$(42,358,915)

Class N
Sold	120,696	$2,744,527	443,375	$11,450,888
Dividends and/or distributions reinvested	147,407	3,231,158	33,046	849,630
Redeemed	(397,663)	(8,888,133)	(691,594)	(17,916,603)

Net decrease	(129,560)	$(2,912,448)	(215,173)	$(5,616,085)

Class Y
Sold	153,210	$3,580,986	1,297,635	$35,176,205
Dividends and/or distributions reinvested	119,803	2,763,856	21,473	575,046
Redeemed	(1,161,566)	(28,163,184)	(1,161,706)	(31,043,287)

Net increase (decrease)	(888,553)	$(21,818,342)	157,402	$4,707,964

4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$619,741,202	$965,885,094
39 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1.0 billion	0.85%
Next $500 million	0.80
Next $500 million	0.75
Next $500 million	0.70
Next $500 million	0.65
Next $500 million	0.60
Next $500 million	0.55
Over $4.0 billion	0.50
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2012, the Fund paid $1,612,251 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N
40 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2012 were as follows:

Class C	$11,525,610
Class N	1,067,166
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2012	$91,758	$4,126	$61,526	$10,737	$338
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in underlying funds managed by the Manager or its affiliates. During the six months ended April 30, 2012, the Manager waived fees and/or reimbursed the Fund $406,403 for management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to January 1, 2012. Effective January 1, 2012, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
During the six months ended April 30, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$22,306
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
     During the six months ended April 30, 2012, the Manager voluntarily reimbursed the Fund $56,200 for certain transactions. The payment is reported separately in the Statement of Operations and increased the Fund’s total returns by less than 0.005%.
41 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
42 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of April 30, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $9,773,175 , which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $9,750,044 as of April 30, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
43 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6.	Risk Exposures and the Use of Derivative Instruments Continued

As of April 30, 2012 the Fund has required certain counterparties to post collateral of $9,974,807.

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

As of April 30, 2012, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $0 for which the Fund has posted collateral of $110,000. If a contingent feature would have been triggered as of April 30, 2012, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
Valuations of derivative instruments as of April 30, 2012 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives Not	Assets and			Assets and
Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Credit contracts	Depreciated swaps, at value	$3,656,988
Equity contracts	Investments, at value	462,000	**	Appreciated options written, at value	$150,300
Foreign exchange contracts				Unrealized depreciation on foreign currency exchange contracts	23,131
Interest rate contracts	Investments, at value	6,203,687	**	Futures margins	73,505	*

Total		$10,322,675			$246,936

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options and purchased swaptions.
44 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investments
	from
Derivatives	unaffiliated
Not	companies	Closing and
Accounted	(including	expiration of	Closing and
for as	premiums	option	expiration	Foreign
Hedging	on options	contracts	of futures	currency	Swap
Instruments	exercised)*	written	contracts	transactions	contracts	Total

Credit contracts	$—	$—	$—	$—	$(2,105,576)	$(2,105,576)
Equity contracts	(576,936)	382,247	—	—	—	(194,689)
Foreign exchange contracts	—	—	—	(222,067)	—	(222,067)
Interest rate contracts	(1,861,044)	—	(967,383)	—	—	(2,828,427)
Volatility contracts	(869,068)	—	—	—	—	(869,068)

Total	$(3,307,048)	$382,247	$(967,383)	$(222,067)	$(2,105,576)	$(6,219,827)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives				Translation of
Not				assets and
Accounted				liabilities
for as		Option		denominated
Hedging		contracts	Futures	in foreign	Swap
Instruments	Investments*	written	contracts	currencies	contracts	Total

Credit contracts	$—	$—	$—	$—	$(931,853)	$(931,853)
Equity contracts	(472,749)	52,334	—	—	—	(420,415)
Foreign exchange contracts	—	—	—	(23,131)	—	(23,131)
Interest rate contracts	(2,230,461)	—	82,671	—	—	(2,147,790)

Total	$(2,703,210)	$52,334	$82,671	$(23,131)	$(931,853)	$(3,523,189)

*	Includes purchased option contracts and purchased swaption contracts, if any.
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
45 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     During the six months ended April 30, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $163,050 and $12,561,316, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
46 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

     During the six months ended April 30, 2012, the Fund had an ending monthly average market value of $4,305,315 on futures contracts sold.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on volatility indexes to increase exposure to volatility risk. A purchased call option becomes more valuable as the level of the underlying volatility index increases relative to the strike price.
     During the six months ended April 30, 2012, the Fund had an ending monthly average market value of $1,092,281 and $15,697 on purchased call options and purchased put options, respectively.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a
47 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Risk Exposures and the Use of Derivative Instruments Continued
put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended April 30, 2012, the Fund had an ending monthly average market value of $39,286 and $80,871 on written call options and written put options, respectively.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended April 30, 2012 was as follows:

	Call Options		Put Options
	Number		Number
	of	Amount of	of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of October 31, 2011	—	$—	—	$—
Options written	1,900	355,247	1,050	443,816
Options closed or expired	(1,000)	(42,975)	(900)	(339,272)
Options exercised	(600)	(214,182)	—	—

Options outstanding as of April 30, 2012	300	$98,090	150	$104,544

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely,
48 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
49 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6.	Risk Exposures and the Use of Derivative Instruments Continued

The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of individual securities and/or indexes as opposed to decreasing its credit risk exposure related to similar debt securities held by the Fund.
     For the six months ended April 30, 2012, the Fund had ending monthly average notional amounts of $82,758,550 on credit default swaps to buy protection
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Swaption Transactions
The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.
     Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities and the Statement of Operations. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.
     The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.
     The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.
     During the six months ended April 30, 2012, the Fund had an ending monthly average market value of $4,099,904 on purchased swaptions.
50 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

7. Restricted Securities
As of April 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
8. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer
51 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
52 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
53 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

OPPENHEIMER FLEXIBLE STRATEGIES FUND
A Series of Oppenheimer Quest For Value Funds

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Michelle Borré, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
54 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
55 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
56 |  OPPENHEIMER FLEXIBLE STRATEGIES FUND

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries
Insurance	9.5%
Commercial Banks	8.8
Machinery	6.5
Health Care Providers & Services	5.9
Oil, Gas & Consumable Fuels	4.9
Chemicals	4.5
Electric Utilities	4.0
Software	3.7
Household Durables	3.6
Food Products	3.6
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on net assets.

Top Ten Common Stock Holdings

Tyco International Ltd.	2.9%
M&T Bank Corp.	2.5
Everest Re Group Ltd.	2.3
Mosaic Co. (The)	2.1
Newell Rubbermaid, Inc.	2.1
DaVita, Inc.	2.0
Reinsurance Group of America, Inc.	2.0
Navistar International Corp.	1.9
Electronic Arts, Inc.	1.9
Progressive Corp.	1.8
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on net assets. For more current Fund holdings, please visit oppenheimerfunds.com.
7 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on the total market value of common stocks.
8 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class I shares of the Fund were first publicly offered on 2/28/12. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $5 million or more per account and to retirement plan service provider platforms. There is no sales charge for Class I shares.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 10/24/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
9 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2011	April 30, 2012	April 30, 2012[1,2]

Actual
Class A	$1,000.00	$1,050.90	$6.34
Class B	1,000.00	1,046.50	10.89
Class C	1,000.00	1,046.80	10.43
Class I	1,000.00	985.40	1.21
Class N	1,000.00	1,049.40	8.03
Class Y	1,000.00	1,053.00	4.60

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.70	6.24
Class B	1,000.00	1,014.27	10.72
Class C	1,000.00	1,014.72	10.27
Class I	1,000.00	1,021.33	3.57
Class N	1,000.00	1,017.06	7.90
Class Y	1,000.00	1,020.39	4.53

1.	Actual expenses paid for Classes A, B, C, N and Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Actual expenses paid for Class I are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 63/366 to reflect the period from February 28, 2012 (inception of offering) to April 30, 2012.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2012 for Classes A, B, C, N and Y and for the period from February 28, 2012 (inception of offering) to April 30, 2012 for Class I are as follows:

Class	Expense Ratios

Class A	1.24%
Class B	2.13
Class C	2.04
Class I	0.71
Class N	1.57
Class Y	0.90
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS April 30, 2012 / Unaudited

	Shares	Value

Common Stocks—96.8%
Consumer Discretionary—11.0%
Auto Components—1.4%
Lear Corp.	600,000	$24,900,000
Hotels, Restaurants & Leisure—0.8%
Pinnacle Entertainment, Inc.[1]	1,200,000	13,320,000
Household Durables—3.6%
Mohawk Industries, Inc.[1]	400,000	26,808,000
Newell Rubbermaid, Inc.	2,000,000	36,400,000

		63,208,000

Leisure Equipment & Products—2.8%
Hasbro, Inc.	600,000	22,044,000
Mattel, Inc.	800,000	26,880,000

		48,924,000

Specialty Retail—1.4%
Abercrombie & Fitch Co., Cl. A	500,000	25,085,000
Textiles, Apparel & Luxury Goods—1.0%
PVH Corp.	200,000	17,760,000
Consumer Staples—6.6%
Food & Staples Retailing—0.5%
Kroger Co. (The)	400,000	9,308,000
Food Products—3.6%
Adecoagro SA1	1,000,000	8,920,000
ConAgra Foods, Inc.	700,000	18,074,000
J.M. Smucker Co. (The)	225,000	17,916,750
Sara Lee Corp.	800,000	17,632,000

		62,542,750

Household Products—2.5%
Church & Dwight Co., Inc.	300,000	15,240,000
Energizer Holdings, Inc.[1]	400,000	28,532,000

		43,772,000

Energy—7.8%
Energy Equipment & Services—2.9%
Ensco plc, Sponsored ADR	350,000	19,127,500
Nabors Industries Ltd.[1]	850,000	14,152,500
Tidewater, Inc.	300,000	16,509,000

		49,789,000

Oil, Gas & Consumable Fuels—4.9%
Alpha Natural Resources, Inc.[1]	500,000	8,065,000
Bill Barrett Corp.[1]	800,000	19,184,000
Cimarex Energy Co.	225,000	15,549,750
EQT Corp.	300,000	14,946,000
Noble Energy, Inc.	100,000	9,932,000
Whiting Petroleum Corp.[1]	325,000	18,590,000

		86,266,750

Financials—23.3%
Capital Markets—3.5%
Affiliated Managers Group, Inc.[1]	150,000	17,043,000
Lazard Ltd., Cl. A	400,000	11,004,000
Northern Trust Corp.	300,000	14,277,000
Raymond James Financial, Inc.	500,000	18,310,000

		60,634,000

Commercial Banks—8.8%
Fifth Third Bancorp	1,250,000	17,787,500
M&T Bank Corp.	500,000	43,135,000
Prosperity Bancshares, Inc.	500,000	23,325,000
Signature Bank[1]	450,000	29,560,500
SunTrust Banks, Inc.	400,000	9,712,000
Zions Bancorp	1,500,000	30,585,000

		154,105,000
12 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Shares	Value

Insurance—9.5%
ACE Ltd.	300,000	$22,791,000
Aon plc	300,000	15,540,000
Brown & Brown, Inc.	800,000	21,576,000
Everest Re Group Ltd.	400,000	39,640,000
Progressive Corp.	1,500,000	31,950,000
Reinsurance Group of America, Inc.	600,000	34,884,000

		166,381,000

Real Estate Investment Trusts—1.1%
BioMed Realty Trust, Inc.	1,000,000	19,820,000
Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	100,000	7,994,000
Health Care—8.1%
Health Care Providers & Services—5.9%
Aetna, Inc.	400,000	17,616,000
DaVita, Inc.[1]	400,000	35,432,000
Humana, Inc.	300,000	24,204,000
Universal Health Services, Inc., Cl. B	600,000	25,626,000

		102,878,000

Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.	300,000	12,654,000
Pharmaceuticals—1.5%
Mylan, Inc.[1]	1,200,000	26,052,000
Industrials—13.3%
Airlines—0.6%
United Continental Holdings, Inc.[1]	500,000	10,960,000
Commercial Services & Supplies—0.9%
Republic Services, Inc.	600,000	16,422,000
Construction & Engineering—0.3%
Quanta Services, Inc.[1]	238,540	5,276,505
Electrical Equipment—1.1%
Cooper Industries plc	300,000	18,771,000
Industrial Conglomerates—2.9%
Tyco International Ltd.	900,000	50,517,000
Machinery—6.5%
AGCO Corp.[1]	600,000	27,942,000
Navistar International Corp.[1]	1,000,000	33,950,000
SPX Corp.	300,000	23,034,000
Stanley Black & Decker, Inc.	400,000	29,264,000

		114,190,000

Trading Companies & Distributors—1.0%
AerCap Holdings NV1	1,500,000	17,370,000
Information Technology—10.0%
Communications Equipment—2.7%
Ciena Corp.[1]	1,500,000	22,230,000
Juniper Networks, Inc.[1]	1,200,000	25,716,000

		47,946,000

Computers & Peripherals—0.7%
Western Digital Corp.[1]	300,000	11,643,000
IT Services—0.0%
TeleTech Holdings, Inc.[1]	21,520	326,028
Semiconductors & Semiconductor Equipment—2.9%
Atmel Corp.[1]	1,000,000	8,870,000
Marvell Technology Group Ltd.[1]	1,200,000	18,012,000
Skyworks Solutions, Inc.[1]	600,000	16,284,000
Xilinx, Inc.	200,000	7,276,000

		50,442,000

Software—3.7%
Electronic Arts, Inc.[1]	2,200,000	33,836,000
Take-Two Interactive Software, Inc.[1]	2,200,000	31,020,000

		64,856,000

Materials—7.4%
Chemicals—4.5%
Airgas, Inc.	250,000	22,910,000
Celanese Corp., Series A	400,000	19,384,000
13 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Chemicals Continued
Mosaic Co. (The)	700,000	$36,974,000

		79,268,000
Containers & Packaging—1.4%
Rock-Tenn Co., Cl. A	400,000	24,932,000
Metals & Mining—1.5%
Allegheny Technologies, Inc.	600,000	25,764,000
Telecommunication Services—0.8%
Wireless Telecommunication Services—0.8%
NII Holdings, Inc.[1]	1,000,000	13,995,000
Utilities—8.5%
Electric Utilities—4.0%
Cleco Corp.	500,000	20,400,000
NV Energy, Inc.	1,500,000	24,975,000
Pepco Holdings, Inc.	1,300,000	24,596,000

		69,971,000
Energy Traders—0.3%
GenOn Energy, Inc.[1]	2,000,000	4,260,000
Gas Utilities—1.6%
AGL Resources, Inc.	700,000	27,601,000
Multi-Utilities—2.6%
CMS Energy Corp.	1,200,000	27,588,000
SCANA Corp.	400,000	18,448,000

		46,036,000

Total Common Stocks (Cost $1,470,066,576)		1,695,940,033
Investment Company—4.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%[2,3] (Cost $70,917,498)	70,917,498	70,917,498
Total Investments, at Value (Cost $1,540,984,074)	100.8%	1,766,857,531
Liabilities in Excess of Other Assets	(0.8)	(13,918,043)

Net Assets	100.0%	$1,752,939,488

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2011	Additions	Reductions	April 30, 2012

Oppenheimer Institutional Money Market Fund, Cl. E	152,351,538	307,249,619	388,683,659	70,917,498

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$70,917,498	$75,469

3.	Rate shown is the 7-day yield as of April 30, 2012.
See accompanying Notes to Financial Statements.
14 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

April 30, 2012

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,470,066,576)	$1,695,940,033
Affiliated companies (cost $70,917,498)	70,917,498

1,766,857,531
Receivables and other assets:
Investments sold	2,251,598
Dividends	689,701
Other	194,365

Total assets	1,769,993,195

Liabilities
Bank overdraft	217
Payables and other liabilities:
Shares of beneficial interest redeemed	7,975,417
Investments purchased	7,469,425
Trustees’ compensation	587,717
Transfer and shareholder servicing agent fees	465,478
Distribution and service plan fees	352,492
Shareholder communications	173,764
Other	29,197

Total liabilities	17,053,707

Net Assets	$1,752,939,488

Composition of Net Assets
Par value of shares of beneficial interest	$575,386
Additional paid-in capital	2,280,285,144
Accumulated net investment income	82,209
Accumulated net realized loss on investments	(753,876,708)
Net unrealized appreciation on investments	225,873,457

Net Assets	$1,752,939,488

15 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,158,299,469 and 36,674,587 shares of beneficial interest outstanding)	$31.58
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$33.51

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $69,704,067 and 2,601,945 shares of beneficial interest outstanding)	$26.79

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $270,019,576 and 10,060,412 shares of beneficial interest outstanding)	$26.84

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $9,854 and 304 shares of beneficial interest outstanding)	$32.42

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $162,300,881 and 5,343,806 shares of beneficial interest outstanding)	$30.37

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $92,605,641 and 2,857,554 shares of beneficial interest outstanding)	$32.41
See accompanying Notes to Financial Statements.
16 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended April 30, 2012

Investment Income
Dividends:
Unaffiliated companies	$13,465,535
Affiliated companies	75,469
Interest	706

Total investment income	13,541,710

Expenses
Management fees	6,155,677
Distribution and service plan fees:
Class A	1,484,913
Class B	380,572
Class C	1,372,444
Class N	418,624
Transfer and shareholder servicing agent fees:
Class A	2,031,421
Class B	221,109
Class C	489,516
Class I	1
Class N	324,935
Class Y	99,099
Shareholder communications:
Class A	60,111
Class B	14,779
Class C	16,689
Class N	6,482
Class Y	2,037
Trustees’ compensation	16,729
Custodian fees and expenses	4,276
Administration service fees	750
Other	101,417

Total expenses	13,201,581
Less waivers and reimbursements of expenses	(375,437)

Net expenses	12,826,144

Net Investment Income	715,566
17 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain
Net realized gain on investments from unaffiliated companies	$45,915,271
Net change in unrealized appreciation/depreciation on investments	42,681,177

Net Increase in Net Assets Resulting from Operations	$89,312,014

See accompanying Notes to Financial Statements.
18 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2012	October 31,
	(Unaudited)	2011

Operations
Net investment income (loss)	$715,566	$(1,408,123)
Net realized gain	45,915,271	339,395,596
Net change in unrealized appreciation/depreciation	42,681,177	(260,818,079)

Net increase in net assets resulting from operations	89,312,014	77,169,394

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(152,032,371)	(376,168,519)
Class B	(18,976,924)	(43,495,600)
Class C	(28,305,565)	(56,497,898)
Class I	10,000	—
Class N	(21,787,755)	(55,964,532)
Class Y	(12,403,313)	(4,737,986)

	(233,495,928)	(536,864,535)

Net Assets
Total decrease	(144,183,914)	(459,695,141)
Beginning of period	1,897,123,402	2,356,818,543

End of period (including accumulated net investment income (loss) of $82,209 and $(633,357), respectively)	$1,752,939,488	$1,897,123,402

See accompanying Notes to Financial Statements.
19 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class A	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$30.05	$29.44	$24.35	$19.90	$42.78	$36.95

Income (loss) from investment operations:
Net investment income (loss)[2]	.04	.03	(.03)	.03	.02	(.08)
Net realized and unrealized gain (loss)	1.49	.58	5.12	4.43	(19.19)	7.97

Total from investment operations	1.53	.61	5.09	4.46	(19.17)	7.89

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	—	(3.71)	(2.06)
Tax return of capital distribution	—	—	—	(.01)	—	—

Total dividends and/or distributions to shareholders	—	—	—	(.01)	(3.71)	(2.06)

Net asset value, end of period	$31.58	$30.05	$29.44	$24.35	$19.90	$42.78

Total Return, at Net Asset Value[3]	5.09%	2.07%	20.90%	22.43%	(48.93)%	22.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,158,299	$1,250,055	$1,573,085	$1,604,830	$1,476,752	$3,530,371

Average net assets (in thousands)	$1,208,572	$1,527,052	$1,642,391	$1,421,837	$2,688,839	$3,150,544

Ratios to average net assets:[4]
Net investment income (loss)	0.25%	0.11%	(0.13)%	0.13%	0.06%	(0.19)%
Total expenses[5]	1.29%	1.26%	1.29%	1.46%	1.16%	1.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.24%	1.25%	1.28%	1.32%	1.16%	1.08%

Portfolio turnover rate	29%	89%	71%	99%	94%	115%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.29%
Year Ended October 31, 2011	1.27%
Year Ended October 29, 2010	1.29%
Year Ended October 31, 2009	1.47%
Year Ended October 31, 2008	1.16%
Year Ended October 31, 2007	1.08%
See accompanying Notes to Financial Statements.
20 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class B	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$25.60	$25.29	$21.08	$17.37	$38.10	$33.38

Income (loss) from investment operations:
Net investment loss[2]	(.08)	(.20)	(.22)	(.12)	(.22)	(.36)
Net realized and unrealized gain (loss)	1.27	.51	4.43	3.84	(16.80)	7.14

Total from investment operations	1.19	.31	4.21	3.72	(17.02)	6.78

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	—	(3.71)	(2.06)
Tax return of capital distribution	—	—	—	(.01)	—	—

Total dividends and/or distributions to shareholders	—	—	—	(.01)	(3.71)	(2.06)

Net asset value, end of period	$26.79	$25.60	$25.29	$21.08	$17.37	$38.10

Total Return, at Net Asset Value[3]	4.65%	1.23%	19.97%	21.44%	(49.34)%	21.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,704	$85,100	$123,847	$135,576	$132,365	$367,688

Average net assets (in thousands)	$76,556	$113,687	$131,255	$123,578	$256,533	$370,633

Ratios to average net assets:[4]
Net investment loss	(0.63)%	(0.71)%	(0.91)%	(0.67)%	(0.75)%	(1.00)%
Total expenses[5]	2.31%	2.30%	2.31%	2.49%	1.96%	1.90%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.13%	2.08%	2.07%	2.13%	1.96%	1.90%

Portfolio turnover rate	29%	89%	71%	99%	94%	115%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	2.31%
Year Ended October 31, 2011	2.31%
Year Ended October 29, 2010	2.31%
Year Ended October 31, 2009	2.50%
Year Ended October 31, 2008	1.96%
Year Ended October 31, 2007	1.90%
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class C	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$25.64	$25.32	$21.10	$17.38	$38.10	$33.36

Income (loss) from investment operations:
Net investment loss[2]	(.07)	(.18)	(.21)	(.11)	(.20)	(.34)
Net realized and unrealized gain (loss)	1.27	.50	4.43	3.84	(16.81)	7.14

Total from investment operations	1.20	.32	4.22	3.73	(17.01)	6.80

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	—	(3.71)	(2.06)
Tax return of capital distribution	—	—	—	(.01)	—	—

Total dividends and/or distributions to shareholders	—	—	—	(.01)	(3.71)	(2.06)

Net asset value, end of period	$26.84	$25.64	$25.32	$21.10	$17.38	$38.10

Total Return, at Net Asset Value[3]	4.68%	1.26%	20.00%	21.48%	(49.30)%	21.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$270,019	$285,735	$334,710	$322,950	$318,189	$812,430

Average net assets (in thousands)	$276,624	$336,244	$336,938	$291,243	$598,093	$725,723

Ratios to average net assets:[4]
Net investment loss	(0.56)%	(0.67)%	(0.89)%	(0.62)%	(0.70)%	(0.95)%
Total expenses[5]	2.06%	2.03%	2.07%	2.24%	1.91%	1.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.04%	2.02%	2.04%	2.08%	1.91%	1.84%

Portfolio turnover rate	29%	89%	71%	99%	94%	115%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	2.06%
Year Ended October 31, 2011	2.04%
Year Ended October 29, 2010	2.07%
Year Ended October 31, 2009	2.25%
Year Ended October 31, 2008	1.91%
Year Ended October 31, 2007	1.84%
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Period Ended
April 30, 2012[1]
Class I	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$32.90

Income (loss) from investment operations:
Net investment income[2]	.03
Net realized and unrealized loss	(.51)

Total from investment operations	(.48)

Dividends and/or distributions to shareholders:
Dividends from net investment income	—
Distributions from net realized gain	—

Total dividends and/or distributions to shareholders	—

Net asset value, end of period	$32.42

Total Return, at Net Asset Value[3]	(1.46)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Average net assets (in thousands)	$10

Ratios to average net assets:[4]
Net investment income	0.56%
Total expenses[5]	0.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.71%

Portfolio turnover rate	29%

1.	For the period from February 28, 2012 (inception of offering) to April 30, 2012.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended April 30, 2012	0.71%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class N	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$28.94	$28.44	$23.58	$19.31	$41.75	$36.24

Income (loss) from investment operations:
Net investment loss[2]	(.01)	(.05)	(.10)	(.02)	(.09)	(.22)
Net realized and unrealized gain (loss)	1.44	.55	4.96	4.30	(18.64)	7.79

Total from investment operations	1.43	.50	4.86	4.28	(18.73)	7.57

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	—	(3.71)	(2.06)
Tax return of capital distribution	—	—	—	(.01)	—	—

Total dividends and/or distributions to shareholders	—	—	—	(.01)	(3.71)	(2.06)

Net asset value, end of period	$30.37	$28.94	$28.44	$23.58	$19.31	$41.75

Total Return, at Net Asset Value[3]	4.94%	1.76%	20.61%	22.19%	(49.10)%	21.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$162,301	$176,002	$224,132	$218,401	$187,639	$397,075

Average net assets (in thousands)	$168,650	$213,872	$227,923	$192,372	$320,483	$325,526

Ratios to average net assets:[4]
Net investment loss	(0.08)%	(0.17)%	(0.38)%	(0.09)%	(0.29)%	(0.55)%
Total expenses[5]	1.59%	1.54%	1.62%	1.86%	1.56%	1.45%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.57%	1.53%	1.52%	1.54%	1.50%	1.45%

Portfolio turnover rate	29%	89%	71%	99%	94%	115%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.59%
Year Ended October 31, 2011	1.55%
Year Ended October 29, 2010	1.62%
Year Ended October 31, 2009	1.87%
Year Ended October 31, 2008	1.56%
Year Ended October 31, 2007	1.45%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class Y	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$30.78	$30.08	$24.79	$20.18	$43.17	$37.14

Income (loss) from investment operations:
Net investment income[2]	.09	.12	.06	.12	.14	.07
Net realized and unrealized gain (loss)	1.54	.58	5.23	4.50	(19.42)	8.02

Total from investment operations	1.63	.70	5.29	4.62	(19.28)	8.09

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	—	(3.71)	(2.06)
Tax return of capital distribution	—	—	—	(.01)	—	—

Total dividends and/or distributions to shareholders	—	—	—	(.01)	(3.71)	(2.06)

Net asset value, end of period	$32.41	$30.78	$30.08	$24.79	$20.18	$43.17

Total Return, at Net Asset Value[3]	5.30%	2.33%	21.34%	22.91%	(48.73)%	22.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$92,606	$100,231	$101,045	$76,153	$72,540	$93,996

Average net assets (in thousands)	$96,743	$102,025	$120,886	$76,732	$93,084	$63,467

Ratios to average net assets:[4]
Net investment income	0.60%	0.35%	0.21%	0.57%	0.43%	0.18%
Total expenses[5]	0.90%	1.00%	0.91%	0.93%	0.76%	0.72%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.99%	0.90%	0.92%	0.76%	0.72%

Portfolio turnover rate	29%	89%	71%	99%	94%	115%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	0.90%
Year Ended October 31, 2011	1.01%
Year Ended October 29, 2010	0.91%
Year Ended October 31, 2009	0.94%
Year Ended October 31, 2008	0.76%
Year Ended October 31, 2007	0.72%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Small- & Mid- Cap Value Fund (the “Fund”), a series of Oppenheimer Quest For Value Funds, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class I, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class I shares were first publicly offered on February 28, 2012.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
26 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2011, the Fund utilized $324,398,555 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended October 31, 2011 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
|
2017	$766,040,637
As of April 30, 2012, it is estimated that the capital loss carryforwards would be $720,125,366 expiring by 2017. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2012, it is estimated that the Fund will utilize $45,915,271 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,576,606,156

Gross unrealized appreciation	$241,624,388
Gross unrealized depreciation	(51,373,013)

Net unrealized appreciation	$190,251,375

27 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 30, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	53,755
Accumulated Liability as of April 30, 2012	461,094
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
28 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security
29 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is
30 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
     The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 30, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$193,197,000	$—	$—	$193,197,000
Consumer Staples	115,622,750	—	—	115,622,750
Energy	136,055,750	—	—	136,055,750
Financials	408,934,000	—	—	408,934,000
Health Care	141,584,000	—	—	141,584,000
31 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value Continued
Industrials	$233,506,505	$—	$—	$233,506,505
Information Technology	175,213,028	—	—	175,213,028
Materials	129,964,000	—	—	129,964,000
Telecommunication Services	13,995,000	—	—	13,995,000
Utilities	147,868,000	—	—	147,868,000
Investment Company	70,917,498	—	—	70,917,498

Total Assets	$1,766,857,531	$—	$—	$1,766,857,531

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2012[1]		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	2,416,374	$74,372,565	8,259,826	$265,428,352
Redeemed	(7,342,048)	(226,404,936)	(20,089,378)	(641,596,871)

Net decrease	(4,925,674)	$(152,032,371)	(11,829,552)	$(376,168,519)

Class B
Sold	143,926	$3,772,287	480,437	$13,228,436
Redeemed	(865,947)	(22,749,211)	(2,053,000)	(56,724,036)

Net decrease	(722,021)	$(18,976,924)	(1,572,563)	$(43,495,600)

Class C
Sold	671,919	$17,640,139	1,609,596	$44,219,293
Redeemed	(1,756,226)	(45,945,704)	(3,686,519)	(100,717,191)

Net decrease	(1,084,307)	$(28,305,565)	(2,076,923)	$(56,497,898)

Class I
Sold	304	$10,000	—	$—
Redeemed	—	—	—	—

Net increase	304	$10,000	—	$—

32 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

	Six Months Ended April 30, 2012[1]		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount

Class N
Sold	577,077	$16,973,907	1,564,348	$48,313,982
Redeemed	(1,313,904)	(38,761,662)	(3,364,859)	(104,278,514)

Net decrease	(736,827)	$(21,787,755)	(1,800,511)	$(55,964,532)

Class Y
Sold	482,095	$15,234,220	1,560,931	$50,851,197
Redeemed	(880,798)	(27,637,533)	(1,663,636)	(55,589,183)

Net decrease	(398,703)	$(12,403,313)	(102,705)	$(4,737,986)

1.	For the six months ended April 30, 2012 for Class A, Class B, Class C, Class N and Class Y shares, and for the period from February 28, 2012 (inception of offering) to April 30, 2012, for Class I shares.
4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$513,005,245	$682,722,243
5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $400 million	0.80%
Next $400 million	0.75
Next $1.2 billion	0.60
Next $4.0 billion	0.58
Over $6.0 billion	0.56
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2012, the Fund paid $2,959,227 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the
33 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued
Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2012 were as follows:

Class C	$8,982,465
Class N	4,680,324
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2012	$121,585	$2,102	$74,577	$6,785	$236
34 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 30, 2012, the Manager waived fees and/or reimbursed the Fund $35,777 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to January 1, 2012. Effective January 1, 2012, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
During the six months ended April 30, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$256,435
Class B	65,530
Class C	11,981
Class N	5,714
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
6. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations,
35 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to
36 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
37 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
38 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

OPPENHEIMER SMALL- & MID- CAP VALUE FUND

A Series of Oppenheimer Quest For Value Fund, Inc.

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
John Damian, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
39 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
40 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
41 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Item 2.	Code of Ethics.
Not applicable to semiannual reports.

Item 3.	Audit Committee Financial Expert.
Not applicable to semiannual reports.

Item 4.	Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants
Not applicable.

Item 6.	Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.	Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds
By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 6/11/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr. Principal Executive Officer
Date: 6/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 6/11/2012